UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Fund

4/30/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10

Issuer	Shares/Par	Value ($)
Bonds – 88.9%
Aerospace – 1.3%
BE Aerospace, Inc., 8.5%, 2018	$2,565,000	$2,744,526
Bombardier, Inc., 7.5%, 2018 (n)	2,170,000	2,300,200
Bombardier, Inc., 7.45%, 2034 (n)	670,000	633,150
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	3,883,000	3,407,333
Oshkosh Corp., 8.25%, 2017 (n)	410,000	431,525
Oshkosh Corp., 8.5%, 2020 (n)	1,420,000	1,494,550
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	1,295,000	1,324,138

		$12,335,422

Airlines – 0.9%
American Airlines Pass-Through Trust, 7.377%, 2019	$2,048,068	$1,740,858
Continental Airlines, Inc., 7.339%, 2014	5,061,732	4,922,535
Continental Airlines, Inc., 6.748%, 2017	856,381	822,126
Delta Air Lines, Inc., 7.711%, 2011	1,345,000	1,345,000

		$8,830,519

Apparel Manufacturers – 0.7%
Hanesbrands, Inc., 8%, 2016	$2,520,000	$2,633,400
Levi Strauss & Co., 9.75%, 2015	1,880,000	1,976,350
Phillips-Van Heusen Corp., 7.375%, 2020	1,865,000	1,911,625

		$6,521,375

Asset Backed & Securitized – 1.6%
Airlie Ltd., CDO, FRN, 2.171%, 2011 (a)(p)(z)	$2,465,881	$1,331,576
Anthracite Ltd., CDO, 6%, 2037 (z)	5,148,000	257,400
Babson Ltd., CLO, “D”, FRN, 1.803%, 2018 (n)	2,385,000	1,484,663
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017	1,843,262	1,540,051
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017	2,948,120	607,609
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,967,534	1,647,197
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)	1,077,284	21,546
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.616%, 2050 (z)	614,838	12,297
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.816%, 2050 (z)	1,906,910	38,138
Falcon Franchise Loan LLC, FRN, 3.969%, 2025 (i)(z)	10,752,254	378,479
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	2,000,000	1,850,792
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	2,285,000	783,093
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.045%, 2030 (i)	10,063,966	275,694
Merrill Lynch Mortgage Trust, FRN, 6.02%, 2050	2,285,000	689,485
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	1,366,000	1,062,796
Morgan Stanley Capital I, Inc., 1.258%, 2039 (i)(z)	20,237,400	657,716
TIERS Beach Street Synthetic, CLO, FRN, 6.787%, 2011 (z)	2,750,000	2,429,900
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	1,738,692	303,712
Wachovia Credit, CDO, FRN, 1.634%, 2026 (z)	1,320,000	52,800

		$15,424,944

Automotive – 2.9%
Allison Transmission, Inc., 11%, 2015 (n)	$3,550,000	$3,834,000
Allison Transmission, Inc., 11.25%, 2015 (n)(p)	1,939,800	2,094,984
Ford Motor Credit Co. LLC, 12%, 2015	13,863,000	16,773,606
General Motors Corp., 7.125%, 2013 (d)	4,090,000	1,513,300
Goodyear Tire & Rubber Co., 9%, 2015	2,440,000	2,549,800
Goodyear Tire & Rubber Co., 10.5%, 2016	1,985,000	2,210,794

		$28,976,484

Basic Industry – 0.3%
TriMas Corp., 9.75%, 2017 (n)	$2,715,000	$2,799,844

Broadcasting – 5.1%
Allbritton Communications Co., 8%, 2018 (z)	$1,580,000	$1,580,000
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	4,861,454	2,142,888
Gray Television, Inc., 10.5%, 2015 (z)	1,065,000	1,068,994

1

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Inmarsat Finance PLC, 7.375%, 2017 (n)		$3,620,000	$3,773,850
Intelsat Jackson Holdings Ltd., 9.5%, 2016		7,695,000	8,175,938
Lamar Media Corp., 6.625%, 2015		3,085,000	3,038,725
Lamar Media Corp., “C”, 6.625%, 2015		1,485,000	1,440,450
LBI Media, Inc., 8.5%, 2017 (z)		1,450,000	1,248,813
LIN TV Corp., 6.5%, 2013		3,220,000	3,187,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)		5,429,812	3,806,902
Newport Television LLC, 13%, 2017 (n)(p)		4,439,417	3,821,906
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		4,026,839	3,698,540
Nexstar Broadcasting Group, Inc., 7%, 2014		1,328,000	1,221,760
Salem Communications Corp., 9.625%, 2016		970,000	1,037,900
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		1,540,000	1,636,250
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		2,805,000	2,861,100
Univision Communications, Inc., 12%, 2014 (n)		1,540,000	1,701,700
Univision Communications, Inc., 9.75%, 2015 (n)(p)		5,427,981	4,846,735
Young Broadcasting, Inc., 8.75%, 2014 (d)		1,640,000	3,772

			$50,294,023

Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 7.875%, 2015		$1,140,000	$1,101,525
Janus Capital Group, Inc., 6.95%, 2017		4,410,000	4,492,696
Nuveen Investments, Inc., 10.5%, 2015		1,555,000	1,555,000

			$7,149,221

Building – 1.9%
Associated Materials, Inc., 11.25%, 2014		$2,360,000	$2,436,700
Building Materials Holding Corp., 7%, 2020 (n)		1,900,000	1,928,500
CEMEX Finance LLC, 9.625%, 2017 (n)	EUR	1,765,000	2,426,385
Masco Corp., 7.125%, 2020		$1,330,000	1,364,343
Nortek, Inc., 11%, 2013		5,640,933	6,092,208
Owens Corning, 9%, 2019		2,325,000	2,807,035
Ply Gem Industries, Inc., 11.75%, 2013		1,855,000	1,973,256

			$19,028,427

Business Services – 2.2%
First Data Corp., 9.875%, 2015		$5,975,000	$5,467,125
First Data Corp., 11.25%, 2016		2,100,000	1,753,500
Iron Mountain, Inc., 6.625%, 2016		3,045,000	3,048,806
Iron Mountain, Inc., 8.375%, 2021		1,790,000	1,890,688
SunGard Data Systems, Inc., 9.125%, 2013		3,970,000	4,074,213
SunGard Data Systems, Inc., 10.25%, 2015		3,253,000	3,427,849
Terremark Worldwide, Inc., 12%, 2017 (n)		2,000,000	2,300,000

			$21,962,181

Cable TV – 2.2%
Cablevision Systems Corp., 8.625%, 2017 (n)		$1,120,000	$1,181,600
Charter Communications Holding Co. LLC, 10.875%, 2014 (n)		2,725,000	3,079,250
Charter Communications Holding Co. LLC, 7.875%, 2018 (z)		800,000	814,000
Charter Communications Holding Co. LLC, 8.125%, 2020 (z)		535,000	547,038
CSC Holdings, Inc., 8.5%, 2014 (n)		4,275,000	4,584,938
Mediacom LLC, 9.125%, 2019 (n)		2,720,000	2,801,600
Videotron LTEE, 6.875%, 2014		1,860,000	1,883,250
Virgin Media Finance PLC, 9.125%, 2016		4,528,000	4,833,640
Virgin Media Finance PLC, 9.5%, 2016		1,900,000	2,085,250

			$21,810,566

Chemicals – 2.9%
Ashland, Inc., 9.125%, 2017 (n)		$4,710,000	$5,369,400
Hexion Finance Escrow LLC, 8.875%, 2018 (n)		3,220,000	3,167,675

2

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Hexion Specialty Chemicals, Inc., 9.75%, 2014	$2,660,000	$2,746,450
Innophos Holdings, Inc., 8.875%, 2014	3,800,000	3,914,000
Lumena Resources Corp., 12%, 2014 (n)	2,445,000	2,333,215
Lyondell Chemical Co., 11%, 2018	1,929,137	2,109,189
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	3,765,000	4,235,625
Momentive Performance Materials, Inc., 11.5%, 2016	1,785,000	1,740,375
Solutia, Inc., 7.875%, 2020	2,830,000	2,921,975

		$28,537,904

Computer Software - Systems – 0.3%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$2,805,000	$2,910,188

Consumer Products – 1.4%
ACCO Brands Corp., 10.625%, 2015 (n)	$395,000	$437,463
ACCO Brands Corp., 7.625%, 2015	1,275,000	1,214,438
Central Garden & Pet Co., 8.25%, 2018	1,920,000	1,963,200
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	1,530,000	1,629,450
Jarden Corp., 7.5%, 2017	3,450,000	3,527,625
Libbey Glass, Inc., 10%, 2015 (n)	2,270,000	2,397,688
Visant Holding Corp., 8.75%, 2013	2,170,000	2,213,400

		$13,383,264

Consumer Services – 1.8%
KAR Holdings, Inc., 10%, 2015	$2,400,000	$2,544,000
KAR Holdings, Inc., FRN, 4.344%, 2014	1,660,000	1,554,175
Realogy Corp., 10.5%, 2014	600,000	559,500
Service Corp. International, 7.375%, 2014	2,670,000	2,723,400
Service Corp. International, 7%, 2017	6,380,000	6,316,200
Ticketmaster Entertainment, Inc., 10.75%, 2016	3,555,000	3,999,375

		$17,696,650

Containers – 1.4%
Crown Americas LLC, 7.625%, 2013	$1,223,000	$1,261,219
Graham Packaging Holdings Co., 9.875%, 2014	4,840,000	5,045,700
Greif, Inc., 6.75%, 2017	3,415,000	3,440,613
Owens-Brockway Glass Container, Inc., 8.25%, 2013	980,000	994,700
Owens-Illinois, Inc., 7.375%, 2016	1,760,000	1,865,600
Reynolds Group, 7.75%, 2016 (n)	1,260,000	1,304,100

		$13,911,932

Defense Electronics – 0.2%
ManTech International Corp., 7.25%, 2018 (z)	$1,935,000	$1,976,119

Electronics – 0.9%
Flextronics International Ltd., 6.25%, 2014	$925,000	$929,625
Freescale Semiconductor, Inc., 8.875%, 2014	1,105,000	1,088,425
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	1,385,000	1,495,800
Freescale Semiconductor, Inc., 9.25%, 2018 (z)	1,865,000	1,939,600
Jabil Circuit, Inc., 7.75%, 2016	2,740,000	2,904,400

		$8,357,850

Emerging Market Sovereign – 0.1%
Republic of Argentina, FRN, 0.389%, 2012	$1,291,763	$1,161,344

Energy - Independent – 5.6%
Chaparral Energy, Inc., 8.875%, 2017	$3,465,000	$3,378,375
Chesapeake Energy Corp., 7%, 2014	1,245,000	1,262,119
Chesapeake Energy Corp., 9.5%, 2015	785,000	860,556
Chesapeake Energy Corp., 6.375%, 2015	3,885,000	3,846,150
Forest Oil Corp., 8.5%, 2014	595,000	632,188
Hilcorp Energy I LP, 9%, 2016 (n)	4,515,000	4,650,450

3

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
McMoRan Exploration Co., 11.875%, 2014	$2,015,000	$2,151,013
Newfield Exploration Co., 6.625%, 2014	2,080,000	2,116,400
Newfield Exploration Co., 6.625%, 2016	1,070,000	1,083,375
OPTI Canada, Inc., 8.25%, 2014	3,355,000	3,220,800
Penn Virginia Corp., 10.375%, 2016	5,160,000	5,650,200
Petrohawk Energy Corp., 10.5%, 2014	2,230,000	2,464,150
Pioneer Natural Resources Co., 6.875%, 2018	2,900,000	2,992,206
Pioneer Natural Resources Co., 7.5%, 2020	3,100,000	3,294,516
Plains Exploration & Production Co., 7%, 2017	5,740,000	5,682,600
Quicksilver Resources, Inc., 8.25%, 2015	2,660,000	2,739,800
Range Resources Corp., 8%, 2019	3,190,000	3,445,200
SandRidge Energy, Inc., 8%, 2018 (n)	2,540,000	2,495,550
Southwestern Energy Co., 7.5%, 2018	2,905,000	3,173,713

		$55,139,361

Entertainment – 0.9%
AMC Entertainment, Inc., 11%, 2016	$2,935,000	$3,140,450
AMC Entertainment, Inc., 8.75%, 2019	2,575,000	2,729,500
Cinemark USA, Inc., 8.625%, 2019	2,155,000	2,284,300
Live Nation Entertainment, Inc., 8.125%, 2018 (z)	835,000	857,963

		$9,012,213

Financial Institutions – 4.1%
CIT Group, Inc., 7%, 2014	$3,425,000	$3,305,125
CIT Group, Inc., 7%, 2017	8,360,000	7,952,450
CIT Group, Inc., 10.25%, 2017	4,245,000	4,404,188
GMAC, Inc., 7%, 2012	1,015,000	1,031,494
GMAC, Inc., 6.75%, 2014	6,260,000	6,244,350
GMAC, Inc., 8%, 2031	7,648,000	7,456,800
International Lease Finance Corp., 5.625%, 2013	7,140,000	6,629,847
International Lease Finance Corp., 8.75%, 2017 (n)	1,730,000	1,717,025
Nationstar Mortgage LLC, 10.875%, 2015 (z)	1,220,000	1,177,300

		$39,918,579

Food & Beverages – 2.2%
ARAMARK Corp., 8.5%, 2015	$2,151,000	$2,207,464
B&G Foods, Inc., 7.625%, 2018	1,260,000	1,294,650
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	1,775,000	1,881,500
Constellation Brands, Inc., 7.25%, 2016	1,410,000	1,447,013
Del Monte Foods Co., 6.75%, 2015	3,920,000	4,032,700
Michael Foods, Inc., 8%, 2013	3,105,000	3,170,981
Pinnacle Foods Finance LLC, 9.25%, 2015	3,580,000	3,723,200
Smithfield Foods, Inc., 7.75%, 2017	1,430,000	1,413,913
TreeHouse Foods, Inc., 7.75%, 2018	2,095,000	2,184,038

		$21,355,459

Forest & Paper Products – 2.9%
Boise, Inc., 8%, 2020 (n)	$2,770,000	$2,853,100
Buckeye Technologies, Inc., 8.5%, 2013	2,925,000	2,987,156
Cascades, Inc., 7.75%, 2017 (n)	1,870,000	1,902,725
Georgia-Pacific Corp., 7.125%, 2017 (n)	3,480,000	3,671,400
Georgia-Pacific Corp., 8%, 2024	3,760,000	4,060,800
Georgia-Pacific Corp., 7.25%, 2028	865,000	877,975
Graphic Packaging International Corp., 9.5%, 2013	2,705,000	2,779,388
Jefferson Smurfit Corp., 8.25%, 2012 (d)	1,095,000	1,099,106
JSG Funding PLC, 7.75%, 2015	690,000	673,613
Millar Western Forest Products Ltd., 7.75%, 2013	4,885,000	4,506,413

4

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Forest & Paper Products – continued
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	$2,658,639

			$28,070,315

Gaming & Lodging – 5.0%
Ameristar Casinos, Inc., 9.25%, 2014		$1,380,000	$1,449,000
Boyd Gaming Corp., 6.75%, 2014		2,110,000	1,951,750
Firekeepers Development Authority, 13.875%, 2015 (n)		1,765,000	2,047,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		3,300,000	45,375
Gaylord Entertainment Co., 6.75%, 2014		2,385,000	2,307,488
GWR Operating Partnership LLP, 10.875%, 2017 (z)		2,010,000	1,999,950
Harrah’s Operating Co., Inc., 11.25%, 2017		3,715,000	4,049,350
Harrah’s Operating Co., Inc., 10%, 2018		1,431,000	1,237,815
Harrah’s Operating Co., Inc., 10%, 2018		571,000	493,915
Host Hotels & Resorts, Inc., 6.75%, 2016		3,645,000	3,717,900
Host Hotels & Resorts, Inc., 9%, 2017 (n)		2,455,000	2,675,950
MGM Mirage, 10.375%, 2014 (n)		1,520,000	1,664,400
MGM Mirage, 7.5%, 2016		2,720,000	2,400,400
MGM Mirage, 11.125%, 2017 (n)		1,280,000	1,454,400
MGM Mirage, 11.375%, 2018 (n)		4,555,000	4,680,263
MGM Mirage, 9%, 2020 (n)		1,630,000	1,711,500
Midwest Gaming, Inc., 11.625%, 2016 (n)		810,000	832,275
Penn National Gaming, Inc., 8.75%, 2019 (n)		2,915,000	3,038,888
Pinnacle Entertainment, Inc., 7.5%, 2015		2,220,000	2,136,750
Royal Caribbean Cruises Ltd., 7%, 2013		985,000	1,021,938
Royal Caribbean Cruises Ltd., 11.875%, 2015		3,765,000	4,536,825
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,565,000	1,611,950
Station Casinos, Inc., 6%, 2012 (d)		4,027,000	291,958
Station Casinos, Inc., 6.5%, 2014 (d)		6,495,000	56,831
Station Casinos, Inc., 6.875%, 2016 (d)		7,690,000	67,672
Station Casinos, Inc., 7.75%, 2016 (d)		1,413,000	72,416
Wyndham Worldwide Corp., 6%, 2016		1,890,000	1,882,105

			$49,436,464

Industrial – 1.3%
Altra Holdings, Inc., 8.125%, 2016 (n)		$1,925,000	$1,956,285
Aquilex Corp., 11.125%, 2016 (n)		730,000	792,050
Baldor Electric Co., 8.625%, 2017		4,540,000	4,801,050
Great Lakes Dredge & Dock Corp., 7.75%, 2013		2,325,000	2,351,156
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		1,910,000	2,005,500
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (z)		1,345,000	1,348,363

			$13,254,404

Insurance – 1.5%
American International Group, Inc., 8.175%, to 2038, FRN to 2058		$5,270,000	$4,565,138
ING Groep N.V., 5.775% to 2015, FRN to 2049		5,835,000	5,035,197
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		4,200,000	4,914,000

			$14,514,335

Insurance - Property & Casualty – 0.9%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$4,130,000	$4,811,450
USI Holdings Corp., 9.75%, 2015 (z)		3,165,000	3,046,313
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,481,000	1,429,165

			$9,286,928

Machinery & Tools – 0.7%
Case Corp., 7.25%, 2016		$1,390,000	$1,449,075
Case New Holland, Inc., 7.125%, 2014		1,975,000	2,019,438
Rental Service Corp., 9.5%, 2014		3,625,000	3,724,688

			$7,193,201

5

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 1.8%
Bank of America Corp., 8% to 2018, FRN to 2049	$7,780,000	$7,831,893
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	6,505,000	6,831,876
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	1,370,000	1,006,950
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	2,650,000	2,265,750

		$17,936,469

Medical & Health Technology & Services – 7.4%
Biomet, Inc., 10%, 2017	$1,945,000	$2,139,500
Biomet, Inc., 11.625%, 2017	2,645,000	2,962,400
Community Health Systems, Inc., 8.875%, 2015	6,075,000	6,378,750
Cooper Cos., Inc., 7.125%, 2015	2,045,000	2,052,669
DaVita, Inc., 6.625%, 2013	1,454,000	1,468,540
DaVita, Inc., 7.25%, 2015	3,720,000	3,794,400
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,857,500
HCA, Inc., 6.375%, 2015	3,075,000	2,994,281
HCA, Inc., 9.25%, 2016	14,535,000	15,715,969
HCA, Inc., 8.5%, 2019 (n)	2,055,000	2,257,931
HealthSouth Corp., 8.125%, 2020	4,215,000	4,257,150
Psychiatric Solutions, Inc., 7.75%, 2015	1,775,000	1,810,500
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	950,000	969,000
Tenet Healthcare Corp., 9.25%, 2015	4,495,000	4,809,650
U.S. Oncology, Inc., 10.75%, 2014	3,480,000	3,627,900
United Surgical Partners International, Inc., 8.875%, 2017	840,000	874,650
United Surgical Partners International, Inc., 9.25%, 2017 (p)	1,325,000	1,391,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)	3,330,000	3,305,025
Universal Hospital Services, Inc., FRN, 3.859%, 2015	1,015,000	867,825
Vanguard Health Systems, Inc., 8%, 2018 (n)	3,060,000	3,029,400
VWR Funding, Inc., 10.25%, 2015 (p)	4,996,063	5,270,846

		$72,835,136

Metals & Mining – 2.0%
Arch Western Finance LLC, 6.75%, 2013	$2,815,000	$2,836,113
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	2,330,000	2,388,250
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	2,330,000	2,399,900
CONSOL Energy, Inc., 8%, 2017 (n)	1,985,000	2,096,656
CONSOL Energy, Inc., 8.25%, 2020 (n)	1,330,000	1,416,450
FMG Finance Ltd., 10.625%, 2016 (n)	3,060,000	3,595,500
Peabody Energy Corp., 5.875%, 2016	2,125,000	2,114,375
Peabody Energy Corp., 7.375%, 2016	1,140,000	1,208,400
U.S. Steel Corp., 7.375%, 2020	2,005,000	2,060,138

		$20,115,782

Natural Gas - Distribution – 1.0%
AmeriGas Partners LP, 7.125%, 2016	$4,165,000	$4,258,713
Ferrellgas Partners LP, 8.625%, 2020	2,810,000	2,859,175
Inergy LP, 6.875%, 2014	2,695,000	2,695,000

		$9,812,888

Natural Gas - Pipeline – 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$3,565,000	$3,511,525
Atlas Pipeline Partners LP, 8.75%, 2018	2,775,000	2,733,375
Crosstex Energy, Inc., 8.875%, 2018 (n)	1,365,000	1,419,600
El Paso Corp., 8.25%, 2016	2,575,000	2,793,875
El Paso Corp., 7%, 2017	2,410,000	2,476,003
El Paso Corp., 7.75%, 2032	1,440,000	1,442,906
MarkWest Energy Partners LP, 6.875%, 2014	2,520,000	2,469,600
MarkWest Energy Partners LP, 8.75%, 2018	815,000	844,544

		$17,691,428

6

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 2.3%
Cincinnati Bell, Inc., 8.75%, 2018	$3,220,000	$3,260,250
Citizens Communications Co., 9%, 2031	1,140,000	1,151,400
New Communications Holdings, Inc., 8.25%, 2017 (z)	760,000	782,800
New Communications Holdings, Inc., 8.5%, 2020 (z)	2,120,000	2,183,600
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	3,965,000	4,247,506
Qwest Communications International, Inc., 8%, 2015 (n)	1,290,000	1,383,525
Qwest Communications International, Inc., 7.125%, 2018 (n)	2,790,000	2,880,675
Qwest Corp., 8.375%, 2016	1,220,000	1,390,800
Windstream Corp., 8.625%, 2016	5,065,000	5,185,294

		$22,465,850

Oil Services – 1.3%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$2,920,000	$2,686,400
Basic Energy Services, Inc., 7.125%, 2016	1,055,000	936,313
Edgen Murray Corp., 12.25%, 2015 (z)	1,135,000	1,117,975
Expro Finance Luxembourg, 8.5%, 2016 (n)	1,980,000	2,029,500
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	2,235,000	2,327,194
Pioneer Drilling Co., 9.875%, 2018 (n)	2,210,000	2,276,300
Trico Shipping A.S., 11.875%, 2014 (n)	900,000	910,125

		$12,283,807

Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$2,085,000	$1,991,175

Other Banks & Diversified Financials – 1.5%
Capital One Financial Corp., 10.25%, 2039	$3,515,000	$4,218,000
Citigroup Capital XXI, FRN, 8.3%, 2057	3,960,000	3,960,000
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,610,000	3,303,150
Santander UK PLC, 8.963% to 2030, FRN to 2049	2,710,000	3,009,680

		$14,490,830

Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 10.25%, 2016	$810,000	$976,050
Teck Resources Ltd., 10.75%, 2019	2,265,000	2,819,925

		$3,795,975

Printing & Publishing – 1.1%
American Media Operations, Inc., 9%, 2013 (p)(z)	$283,507	$171,238
American Media Operations, Inc., 14%, 2013 (p)(z)	2,900,166	1,677,585
McClatchy Co., 11.5%, 2017 (n)	1,460,000	1,562,200
Nielsen Finance LLC, 10%, 2014	4,365,000	4,583,250
Nielsen Finance LLC, 11.5%, 2016	2,020,000	2,292,700
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	421,000	408,370

		$10,695,343

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$3,625,000	$3,833,438

Real Estate – 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,020,000	$1,157,700

Retailers – 3.6%
Couche-Tard, Inc., 7.5%, 2013	$705,000	$719,100
Dollar General Corp., 11.875%, 2017 (p)	1,318,000	1,548,650
Express Parent LLC, 8.75%, 2018 (n)	1,710,000	1,761,300
Limited Brands, Inc., 6.9%, 2017	1,960,000	2,038,400
Limited Brands, Inc., 6.95%, 2033	1,150,000	1,035,000
Macy’s, Inc., 5.75%, 2014	4,065,000	4,253,006
Macy’s, Inc., 5.9%, 2016	3,460,000	3,563,800
Neiman Marcus Group, Inc., 10.375%, 2015	4,295,000	4,525,856
QVC, Inc., 7.375%, 2020 (z)	2,245,000	2,278,675

7

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Sally Beauty Holdings, Inc., 10.5%, 2016	$4,520,000	$4,960,700
Toys “R” Us, Inc., 7.625%, 2011	1,185,000	1,229,438
Toys “R” Us, Inc., 10.75%, 2017 (n)	4,665,000	5,294,775
Toys “R” Us, Inc., 8.5%, 2017 (n)	1,775,000	1,877,063

		$35,085,763

Specialty Stores – 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$2,922,000	$2,987,745

Supermarkets – 0.2%
SUPERVALU, Inc., 8%, 2016	$1,850,000	$1,882,375

Telecommunications - Wireless – 4.1%
Clearwire Corp., 12%, 2015 (n)	$2,665,000	$2,764,938
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,116,500
Crown Castle International Corp., 9%, 2015	2,705,000	2,904,494
Crown Castle International Corp., 7.75%, 2017 (n)	1,265,000	1,375,688
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,442,100
Digicel Group Ltd., 12%, 2014 (n)	560,000	641,200
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,118,625
Digicel Group Ltd., 10.5%, 2018 (n)	830,000	886,025
Nextel Communications, Inc., 6.875%, 2013	2,095,000	2,058,338
NII Holdings, Inc., 10%, 2016 (n)	2,645,000	2,935,950
SBA Communications Corp., 8%, 2016 (n)	935,000	986,425
SBA Communications Corp., 8.25%, 2019 (n)	795,000	852,638
Sprint Capital Corp., 6.875%, 2028	1,390,000	1,209,300
Sprint Nextel Corp., 8.375%, 2017	3,795,000	3,923,081
Sprint Nextel Corp., 8.75%, 2032	4,410,000	4,410,000
Wind Acquisition Finance S.A., 12%, 2015 (n)	5,690,000	6,074,075

		$40,699,377

Telephone Services – 0.3%
Frontier Communications Corp., 8.125%, 2018	$3,150,000	$3,228,750

Tobacco – 0.3%
Alliance One International, Inc., 10%, 2016 (n)	$2,430,000	$2,575,800

Transportation - Services – 1.0%
Commercial Barge Line Co., 12.5%, 2017	$4,525,000	$4,954,875
Hertz Corp., 8.875%, 2014	4,510,000	4,656,575

		$9,611,450

Utilities - Electric Power – 3.9%
AES Corp., 8%, 2017	$6,450,000	$6,643,500
Calpine Corp., 8%, 2016 (n)	2,690,000	2,784,150
Dynegy Holdings, Inc., 7.5%, 2015	3,080,000	2,710,400
Dynegy Holdings, Inc., 7.5%, 2015 (n)	2,160,000	1,890,000
Dynegy Holdings, Inc., 7.75%, 2019	2,725,000	2,180,000
Edison Mission Energy, 7%, 2017	6,805,000	4,959,144
Energy Future Holdings Corp., 10%, 2020 (n)	2,665,000	2,798,250
Mirant North America LLC, 7.375%, 2013	1,830,000	1,880,325
NRG Energy, Inc., 7.375%, 2016	5,215,000	5,162,850
Texas Competitive Electric Holdings LLC, 10.25%, 2015	9,920,000	7,440,000

		$38,448,619

Total Bonds		$873,875,216

Floating Rate Loans (g)(r) – 3.4%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$1,961,376	$1,965,053

8

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Automotive – 0.8%
Accuride Corp., Term Loan B, 3.25%, 2013	$450,714	$450,263
Ford Motor Co., Term Loan, 3.28%, 2013	7,566,649	7,294,727

		$7,744,990

Broadcasting – 0.8%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$1,039,376	$1,017,726
Local TV Finance LLC, Term Loan B, 2.3%, 2013	1,367,833	1,250,428
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	4,655,104	4,430,109
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	1,350,054	1,284,802

		$7,983,065

Financial Institutions – 0.1%
American General Finance Corp., Term Loan, 7.25%, 2015	$515,446	$516,348

Gaming & Lodging – 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$4,910,923	$302,842
Motor City Casino, Term Loan B, 2012 (o)	2,384,675	2,355,861

		$2,658,703

Printing & Publishing – 0.3%
Ascend Media LLC, Term Loan, 10.25%, 2012 (d)	$458,333	$0
Tribune Co., Term Loan B, 6.5%, 2014 (d)	4,044,272	2,614,339

		$2,614,339

Real Estate – 0.1%
Realogy Corp., Letter of Credit B, 2013 (o)	$356,887	$322,487
Realogy Corp., Term Loan B, 2013 (o)	1,325,580	1,197,809

		$1,520,296

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.52%, 2013	$1,525,037	$1,460,435

Utilities - Electric Power – 0.7%
TXU Corp., Term Loan B-2, 3.75%, 2014 (o)	$4,849,406	$3,971,057
TXU Corp., Term Loan B-3, 3.75%, 2014	3,622,660	2,946,429
		$6,917,486

Total Floating Rate Loans		$33,380,715

Common Stocks – 1.5%
Automotive – 0.1%
Accuride Corp. (a)	491,781	$673,740
Oxford Automotive, Inc. (a)	1,087	0

		$673,740

Broadcasting – 0.1%
Dex One Corp. (a)	39,052	$1,183,666
Supermedia, Inc. (a)	2,828	126,977

		$1,310,643

Cable TV – 0.1%
Cablevision Systems Corp., “A”	41,600	$1,141,504

Chemicals – 0.8%
LyondellBasell Industries N.V., “A” (a)	199,045	$4,438,704
LyondellBasell Industries N.V., “B” (a)	138,875	3,124,688

		$7,563,392

Construction – 0.2%
Nortek, Inc. (a)	48,660	$2,287,020

Gaming & Lodging – 0.1%
Ameristar Casinos, Inc.	35,000	$659,050

9

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.1%
American Media, Inc. (a)			49,687	$304,086
Golden Books Family Entertainment, Inc. (a)			206,408	0
World Color Press, Inc. (a)			15,138	183,170

				$487,256

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			2,318	$97,356

Total Common Stocks				$14,219,961

Convertible Bonds – 0.2%
Automotive – 0.2%
Accuride Corp., 7.5%, 2020			$702,544	$1,798,513

Total Convertible Bonds				$1,798,513

Preferred Stocks – 0.4%
Broadcasting – 0.1%
Spanish Broadcasting Systems, Inc., “B”, 10.75%			2,088	$1,461,600

Financial Institutions – 0.3%
GMAC, Inc., 7% (z)			3,318	$2,817,915

Total Preferred Stocks				$4,279,515

	Strike Price	First Exercise
Warrants – 0.0%
Construction – 0.0%
Building Materials Holding Corp. (1 share for 1 warrant) (a)	$0.47	10/24/08	4,362	$0

Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	8,580	$45,045
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	8,580	19,734

Total Warrants				$64,779

Issuer			Shares/Par	Value ($)
Money Market Funds (v) – 3.8%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value			37,295,736	$37,295,736

Total Investments				$964,914,435

Other Assets, Less Liabilities – 1.8%				18,145,390

Net Assets – 100.0%				$983,059,825

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $223,174,691 representing 22.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

10

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie Ltd., CDO, FRN, 2.171%, 2011	10/13/06 -3/22/10	$2,452,690	$1,331,576
Allbritton Communications Co., 8%, 2018	4/22/10	1,580,000	1,580,000
American Media Operations, Inc., 9%, 2013	1/30/09 -11/02/09	202,936	171,238
American Media Operations, Inc., 14%, 2013	1/30/09 -11/02/09	1,771,752	1,677,585
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,500,032	257,400
Bonten Media Acquisition Co., 9%, 2015	5/22/07 -12/01/09	4,869,210	2,142,888
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06 - 2/25/10	1,036,247	21,546
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.616%, 2050	4/12/06 - 4/26/10	614,838	12,297
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.816%, 2050	4/12/06 - 4/26/10	1,906,910	38,138
Charter Communications Holding Co. LLC, 7.875%, 2018	4/14/10	800,000	814,000
Charter Communications Holding Co. LLC, 8.125%, 2020	4/14/10	535,000	547,038
Edgen Murray Corp., 12.25%, 2015	4/13/10 - 4/14/10	1,117,417	1,117,975
Falcon Franchise Loan LLC, FRN, 3.969%, 2025	1/29/03	1,096,633	378,479
Freescale Semiconductor, Inc., 9.25%, 2018	4/07/10	1,865,000	1,939,600
GMAC, Inc., 7% (Preferred Stock),	12/29/08 -3/12/10	2,521,290	2,817,915
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10 - 3/31/10	1,936,779	1,999,950
Gray Television, Inc., 10.5%, 2015	4/21/10	1,044,622	1,068,994
LBI Media, Inc., 8.5%, 2017	7/18/07	1,430,787	1,248,813
Live Nation Entertainment, Inc., 8.125%, 2018	4/22/10	835,000	857,963
Local TV Finance LLC, 9.25%, 2015	11/09/07 -12/15/09	5,277,380	3,806,902
ManTech International Corp., 7.25%, 2018	4/08/10 - 4/16/10	1,963,820	1,976,119
Morgan Stanley Capital I, Inc., 1.258%, 2039	7/20/04	515,710	657,716
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	1,186,401	1,177,300
New Communications Holdings, Inc., 8.25%, 2017	3/26/10	760,000	782,800
New Communications Holdings, Inc., 8.5%, 2020	4/20/10	2,175,570	2,183,600
QVC, Inc., 7.375%, 2020	3/17/10 - 3/26/10	2,251,863	2,278,675
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018	4/21/10	1,345,000	1,348,363
TIERS Beach Street Synthetic, CLO, FRN, 6.787%, 2011	5/17/06	2,750,000	2,429,900
USI Holdings Corp., 9.75%, 2015	4/26/07 -11/28/07	3,192,758	3,046,313
Wachovia Credit, CDO, FRN, 1.634%, 2026	6/08/06	1,320,000	52,800

Total Restricted Securities			$39,763,883
% of Net Assets			4.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

12

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/10 - continued

The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,784,937	$6,663,891	$304,086	$10,752,914
Netherlands	7,563,392	—	—	7,563,392
Canada	247,949	—	—	247,949
Non-U.S. Sovereign Debt	—	1,161,344	—	1,161,344
Corporate Bonds	—	764,245,332	—	764,245,332
Commercial Mortgage-Backed Securities	—	9,796,624	—	9,796,624
Asset-Backed Securities (including CDOs)	—	4,296,744	1,331,576	5,628,320
Foreign Bonds	—	94,842,109	—	94,842,109
Floating Rate Loans	—	33,380,715	—	33,380,715
Mutual Funds	37,295,736	—	—	37,295,736

Total Investments	$48,892,014	$914,386,759	$1,635,662	$964,914,435

Other Financial Instruments
Forward Currency Contracts	$—	$138,262	$—	$138,262

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities (including CDOs)
Balance as of 1/31/10	$142,603	$1,201,818
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	161,483	129,758
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 4/30/10	$304,086	$1,331,576

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at April 30, 2010 is $291,242.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$965,189,892

Gross unrealized appreciation	$62,113,549
Gross unrealized depreciation	(62,389,006)

Net unrealized appreciation (depreciation)	$(275,457)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/10 - continued

(3) Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	3,968,686	6/14/10	$5,422,912	$5,284,650	$138,262

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,282,620	101,533,997	(89,520,881)	37,295,736

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,437	$37,295,736

14

MFS® High Yield Opportunities Fund

4/30/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – 90.6%
Aerospace – 1.2%
BE Aerospace, Inc., 8.5%, 2018	$1,204,999	$1,289,349
Bombardier, Inc., 7.5%, 2018 (n)	1,050,000	1,113,000
Bombardier, Inc., 7.45%, 2034 (n)	315,000	297,674
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	2,562,000	2,248,154
Oshkosh Corp., 8.25%, 2017 (n)	205,000	215,762
Oshkosh Corp., 8.5%, 2020 (n)	670,000	705,174
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	600,000	613,499

		$6,482,612

Airlines – 0.8%
American Airlines Pass-Through Trust, 7.377%, 2019	$955,922	$812,533
Continental Airlines, Inc., 7.339%, 2014	3,189,803	3,102,082
Continental Airlines, Inc., 6.748%, 2017	162,222	155,732
Delta Air Lines, Inc., 7.711%, 2011	620,000	620,000

		$4,690,347

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 8%, 2016	$1,210,000	$1,264,449
Levi Strauss & Co., 9.75%, 2015	825,000	867,280
Propex Fabrics, Inc., 10%, 2012 (d)	3,605,000	3,605

		$2,135,334

Asset Backed & Securitized – 1.7%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,500,000	$75,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.605%, 2038 (z)	1,190,988	59,549
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045 (z)	1,025,662	53,847
Babson Ltd., CLO, “D”, FRN, 1.803%, 2018 (n)	1,005,000	625,613
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017	868,209	725,391
Banc of America Commercial Mortgage, Inc., FRN, 6.415%, 2018 (z)	3,830,049	1,057,991
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017	2,500,000	515,252
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	834,050	698,257
Crest Ltd., CDO, 7%, 2040	993,500	49,675
Falcon Franchise Loan LLC, FRN, 3.969%, 2025 (i)(z)	1,364,038	48,014
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049	1,607,194	559,535
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049	2,453,353	768,677
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049	6,734,569	1,916,365
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	1,390,000	476,367
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.045%, 2030 (i)	1,477,127	40,465
Merrill Lynch Mortgage Trust, FRN, 6.02%, 2050	1,390,000	419,424
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	725,000	564,076
Morgan Stanley Capital I, Inc., 1.258%, 2039 (i)(z)	4,244,729	137,954
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	1,775,000	355
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.882%, 2047	1,607,503	322,850
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	1,014,976	177,295

		$9,292,458

Automotive – 2.4%
Allison Transmission, Inc., 11%, 2015 (n)	$1,655,000	$1,787,399
Allison Transmission, Inc., 11.25%, 2015 (n)(p)	832,100	898,667
Ford Motor Credit Co. LLC, 12%, 2015	6,501,000	7,865,916
General Motors Corp., 7.125%, 2013 (d)	2,960,000	1,095,199
Goodyear Tire & Rubber Co., 9%, 2015	1,285,000	1,342,824
Goodyear Tire & Rubber Co., 10.5%, 2016	335,000	373,105

		$13,363,110

Basic Industry – 0.2%
TriMas Corp., 9.75%, 2017 (n)	$1,305,000	$1,345,780

1

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – 5.2%
Allbritton Communications Co., 8%, 2018 (z)		$785,000	$785,000
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		2,815,684	1,241,129
Gray Television, Inc., 10.5%, 2015 (z)		535,000	537,005
Inmarsat Finance PLC, 7.375%, 2017 (n)		970,000	1,011,224
Intelsat Jackson Holdings Ltd., 9.5%, 2016		2,630,000	2,794,374
Lamar Media Corp., 6.625%, 2015		1,115,000	1,098,274
Lamar Media Corp., “C”, 6.625%, 2015		1,025,000	994,249
LBI Media Holdings, Inc., 11%, 2013		3,825,000	3,136,500
LBI Media, Inc., 8.5%, 2017 (z)		1,420,000	1,222,974
LIN TV Corp., 6.5%, 2013		1,780,000	1,762,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)		3,279,937	2,299,600
Newport Television LLC, 13%, 2017 (n)(p)		2,764,025	2,379,557
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		2,456,701	2,256,411
Nexstar Broadcasting Group, Inc., 7%, 2014		811,000	746,120
Salem Communications Corp., 9.625%, 2016		465,000	497,550
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		725,000	770,313
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		1,380,000	1,407,600
Univision Communications, Inc., 12%, 2014 (n)		705,000	779,025
Univision Communications, Inc., 9.75%, 2015 (n)(p)		3,631,930	3,243,011
Young Broadcasting, Inc., 8.75%, 2014 (d)		4,595,000	10,569

			$28,972,685

Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 7.875%, 2015		$545,000	$526,606
Janus Capital Group, Inc., 6.95%, 2017		2,075,000	2,113,910
Nuveen Investments, Inc., 10.5%, 2015		1,400,000	1,400,000

			$4,040,516

Building – 2.3%
Associated Materials, Inc., 11.25%, 2014		$2,140,000	$2,209,550
Building Materials Holding Corp., 7%, 2020 (n)		925,000	938,875
CEMEX Finance LLC, 9.5%, 2016 (n)		1,327,000	1,340,270
CEMEX Finance LLC, 9.625%, 2017 (n)	EUR	835,000	1,147,893
Goodman Global, Inc., 13.5%, 2016		$1,190,000	1,334,288
Masco Corp., 7.125%, 2020		660,000	677,043
Nortek, Inc., 11%, 2013		2,635,666	2,846,519
Ply Gem Industries, Inc., 11.75%, 2013		875,000	930,781
Ply Gem Industries, Inc., 13.125%, 2014 (n)		1,065,000	1,107,600

			$12,532,819

Business Services – 1.7%
First Data Corp., 9.875%, 2015		$3,585,000	$3,280,275
First Data Corp., 11.25%, 2016		1,010,000	843,350
Iron Mountain, Inc., 6.625%, 2016		1,420,000	1,421,775
SunGard Data Systems, Inc., 9.125%, 2013		455,000	466,944
SunGard Data Systems, Inc., 10.25%, 2015		2,758,000	2,906,243
Terremark Worldwide, Inc., 12%, 2017 (n)		625,000	718,750

			$9,637,337

Cable TV – 1.9%
Cablevision Systems Corp., 8.625%, 2017 (n)		$535,000	$564,425
Charter Communications Holding Co. LLC, 10.875%, 2014 (n)		870,000	983,100
Charter Communications Holding Co. LLC, 7.875%, 2018 (z)		395,000	401,913
Charter Communications Holding Co. LLC, 8.125%, 2020 (z)		265,000	270,963
CSC Holdings, Inc., 8.5%, 2014 (n)		540,000	579,150
CSC Holdings, Inc., 8.5%, 2015 (n)		1,090,000	1,160,850
Mediacom LLC, 9.125%, 2019 (n)		1,295,000	1,333,850
Videotron LTEE, 6.875%, 2014		835,000	845,438

2

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Virgin Media Finance PLC, 9.125%, 2016	$3,244,000	$3,462,970
Virgin Media Finance PLC, 9.5%, 2016	700,000	768,250

		$10,370,909

Chemicals – 2.8%
Ashland, Inc., 9.125%, 2017 (n)	$1,345,000	$1,533,300
Hexion Finance Escrow LLC, 8.875%, 2018 (n)	1,540,000	1,514,975
Hexion Specialty Chemicals, Inc., 9.75%, 2014	1,730,000	1,786,225
Innophos Holdings, Inc., 8.875%, 2014	1,780,000	1,833,400
Lumena Resources Corp., 12%, 2014 (n)	2,519,000	2,403,831
Lyondell Chemical Co., 11%, 2018	927,369	1,013,923
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	1,747,000	1,965,375
Momentive Performance Materials, Inc., 11.5%, 2016	1,815,000	1,769,625
Sociedad Quimica y Minera de Chile, 5.5%, 2020 (z)	228,000	227,804
Solutia, Inc., 7.875%, 2020	1,360,000	1,404,200

		$15,452,658

Computer Software - Systems – 0.2%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$1,310,000	$1,359,125

Construction – 0.2%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$1,226,000	$1,314,885

Consumer Products – 1.1%
ACCO Brands Corp., 10.625%, 2015 (n)	$180,000	$199,350
ACCO Brands Corp., 7.625%, 2015	610,000	581,025
Central Garden & Pet Co., 8.25%, 2018	915,000	935,588
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	735,000	782,775
Jarden Corp., 7.5%, 2017	1,650,000	1,687,125
Libbey Glass, Inc., 10%, 2015 (n)	1,090,000	1,151,313
Visant Holding Corp., 8.75%, 2013	970,000	989,400

		$6,326,576

Consumer Services – 1.5%
Grupo Posadas S.A. de C.V., 9.25%, 2015 (n)	$155,000	$162,363
KAR Holdings, Inc., 10%, 2015	1,620,000	1,717,200
KAR Holdings, Inc., FRN, 4.249%, 2014	815,000	763,044
Realogy Corp., 10.5%, 2014	550,000	512,875
Service Corp. International, 7%, 2017	2,870,000	2,841,300
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,885,000	2,120,625

		$8,117,407

Containers – 1.3%
Crown Americas LLC, 7.625%, 2013	$582,000	$600,188
Graham Packaging Holdings Co., 9.875%, 2014	3,720,000	3,878,100
Greif, Inc., 6.75%, 2017	685,000	690,138
Owens-Illinois, Inc., 7.375%, 2016	1,285,000	1,362,100
Reynolds Group, 7.75%, 2016 (n)	600,000	621,000

		$7,151,526

Defense Electronics – 0.1%
ManTech International Corp., 7.25%, 2018 (z)	$265,000	$270,631

Electronics – 0.5%
Freescale Semiconductor, Inc., 8.875%, 2014	$1,295,000	$1,275,575
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	680,000	734,400
Freescale Semiconductor, Inc., 9.25%, 2018 (z)	945,000	982,800

		$2,992,775

Emerging Market Quasi-Sovereign – 3.4%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$760,000	$807,500

3

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Ecopetrol S.A., 7.625%, 2019	$547,000	$612,640
ELETROBRAS S.A., 6.875%, 2019 (n)	124,000	134,850
Gaz Capital S.A., 8.125%, 2014 (n)	1,344,000	1,483,440
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	1,263,000	1,591,380
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	914,000	1,076,235
KazMunaiGaz Finance B.V., 7%, 2020 (z)	263,000	267,603
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	341,816
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	774,478
Majapahit Holding B.V., 8%, 2019 (n)	112,000	124,320
Majapahit Holding B.V., 7.75%, 2020 (n)	1,154,000	1,262,245
OAO Gazprom, 9.625%, 2013	1,340,000	1,519,225
Pemex Project Funding Master Trust, 5.75%, 2018	1,367,000	1,412,840
Pemex Project Funding Master Trust, 6.625%, 2035	191,000	189,046
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	310,265	248,212
Petrobras International Finance Co., 7.875%, 2019	1,185,000	1,384,633
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	2,139,578
Petroleos Mexicanos, 8%, 2019	1,062,000	1,247,850
Petroleos Mexicanos, 6%, 2020 (n)	1,061,000	1,091,239
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	221,000	258,570
Qtel International Finance Ltd., 6.5%, 2014 (n)	156,000	170,098
Qtel International Finance Ltd., 7.875%, 2019 (n)	341,000	393,814
Qtel International Finance Ltd., 7.875%, 2019	151,000	174,387

		$18,705,999

Emerging Market Sovereign – 3.3%
Dominican Republic, 7.5%, 2021 (z)	$239,000	$243,541
Kingdom of Bahrain, 5.5%, 2020 (n)	254,000	256,671
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	2,094,000	785,250
Republic of Argentina, FRN, 0.389%, 2012	1,595,925	1,434,798
Republic of Colombia, 7.375%, 2019	473,000	543,477
Republic of Colombia, 7.375%, 2037	892,000	994,580
Republic of Colombia, 6.125%, 2041	2,592,000	2,468,880
Republic of El Salvador, 8.25%, 2032	875,000	988,750
Republic of Indonesia, 6.875%, 2018 (n)	675,000	750,938
Republic of Indonesia, 5.875%, 2020 (n)	277,000	289,119
Republic of Peru, 7.35%, 2025	333,000	387,945
Republic of Peru, 6.55%, 2037	860,000	911,600
Republic of Philippines, 9.5%, 2030	234,000	316,485
Republic of Philippines, 7.75%, 2031	346,000	402,225
Republic of Philippines, 6.375%, 2034	1,357,000	1,351,843
Republic of Turkey, 7.5%, 2017	159,000	180,863
Republic of Turkey, 7%, 2019	883,000	971,300
Republic of Turkey, 6.875%, 2036	2,843,000	2,853,661
Republic of Uruguay, 8%, 2022	1,166,000	1,387,540
Republic of Venezuela, 7%, 2018	824,000	589,160

		$18,108,626

Energy - Independent – 4.8%
Berry Petroleum Co., 10.25%, 2014	$880,000	$974,600
Chaparral Energy, Inc., 8.875%, 2017	2,385,000	2,325,375
Chesapeake Energy Corp., 9.5%, 2015	130,000	142,513
Chesapeake Energy Corp., 6.375%, 2015	2,955,000	2,925,450
Forest Oil Corp., 8.5%, 2014	750,000	796,875
Hilcorp Energy I LP, 9%, 2016 (n)	2,125,000	2,188,750
McMoRan Exploration Co., 11.875%, 2014	1,520,000	1,622,600
Newfield Exploration Co., 6.625%, 2016	525,000	531,563
OPTI Canada, Inc., 8.25%, 2014	2,900,000	2,784,000

4

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Penn Virginia Corp., 10.375%, 2016	$1,650,000	$1,806,750
Petrohawk Energy Corp., 10.5%, 2014	575,000	635,375
Pioneer Natural Resources Co., 6.875%, 2018	1,340,000	1,382,605
Pioneer Natural Resources Co., 7.5%, 2020	1,465,000	1,556,924
Plains Exploration & Production Co., 7%, 2017	2,700,000	2,673,000
Quicksilver Resources, Inc., 8.25%, 2015	1,170,000	1,205,100
Range Resources Corp., 8%, 2019	580,000	626,400
SandRidge Energy, Inc., 8%, 2018 (n)	1,235,000	1,213,388
Southwestern Energy Co., 7.5%, 2018	1,335,000	1,458,488

		$26,849,756

Energy - Integrated – 0.7%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,580,000	$1,809,100
CCL Finance Ltd., 9.5%, 2014	459,000	525,555
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	975,000	1,074,938
TNK-BP Finance S.A., 6.25%, 2015 (n)	123,000	127,920
TNK-BP Finance S.A., 7.25%, 2020 (n)	151,000	155,530

		$3,693,043

Entertainment – 0.8%
AMC Entertainment, Inc., 11%, 2016	$1,240,000	$1,326,800
AMC Entertainment, Inc., 8.75%, 2019	2,000,000	2,120,000
Cinemark USA, Inc., 8.625%, 2019	1,000,000	1,060,000

		$4,506,800

Financial Institutions – 3.6%
CIT Group, Inc., 7%, 2014	$1,620,000	$1,563,300
CIT Group, Inc., 7%, 2017	4,715,000	4,485,144
Credit Acceptance Corp., 9.125%, 2017 (z)	805,000	841,225
GMAC, Inc., 7%, 2012	485,000	492,881
GMAC, Inc., 6.75%, 2014	2,800,000	2,793,000
GMAC, Inc., 8%, 2031	4,843,000	4,721,925
International Lease Finance Corp., 5.625%, 2013	4,215,000	3,913,838
International Lease Finance Corp., 8.75%, 2017 (n)	360,000	357,300
Nationstar Mortgage LLC, 10.875%, 2015 (z)	1,025,000	989,125

		$20,157,738

Food & Beverages – 1.8%
ARAMARK Corp., 8.5%, 2015	$1,070,000	$1,098,089
B&G Foods, Inc., 7.625%, 2018	595,000	611,363
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	453,000	480,180
Constellation Brands, Inc., 7.25%, 2016	675,000	692,719
Del Monte Foods Co., 6.75%, 2015	2,180,000	2,242,675
Independencia International Ltd., 12%, 2016 (z)	496	273
Michael Foods, Inc., 8%, 2013	1,400,000	1,429,750
Pinnacle Foods Finance LLC, 9.25%, 2015	1,670,000	1,736,800
Smithfield Foods, Inc., 7.75%, 2017	685,000	677,294
TreeHouse Foods, Inc., 7.75%, 2018	1,010,000	1,052,925

		$10,022,068

Forest & Paper Products – 3.4%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)	$1,870,000	$406,725
Boise, Inc., 8%, 2020 (n)	1,325,000	1,364,750
Cascades, Inc., 7.75%, 2017 (n)	875,000	890,313
Cellu Tissue Holdings, Inc., 11.5%, 2014	1,820,000	2,033,850
Fibria, 9.25%, 2019 (n)	629,000	731,213
Fibria Overseas Finance Ltd., 7.5%, 2020 (z)	616,000	617,848
Georgia-Pacific Corp., 7.125%, 2017 (n)	835,000	880,925
Georgia-Pacific Corp., 8%, 2024	1,335,000	1,441,800

5

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Forest & Paper Products – continued
Georgia-Pacific Corp., 7.25%, 2028		$405,000	$411,075
Graphic Packaging International Corp., 9.5%, 2013		1,225,000	1,258,688
Grupo Papelero Scribe S.A., 8.875%, 2020 (n)		641,000	624,849
Jefferson Smurfit Corp., 8.25%, 2012 (d)		510,000	511,913
JSG Funding PLC, 7.75%, 2015		1,365,000	1,332,581
Millar Western Forest Products Ltd., 7.75%, 2013		4,965,000	4,580,213
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	900,000	1,246,237
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$362,000	364,715

			$18,697,695

Gaming & Lodging – 4.7%
Ameristar Casinos, Inc., 9.25%, 2014		$700,000	$735,000
Boyd Gaming Corp., 6.75%, 2014		1,015,000	938,875
Firekeepers Development Authority, 13.875%, 2015 (n)		2,355,000	2,731,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		3,510,000	48,263
Gaylord Entertainment Co., 6.75%, 2014		1,145,000	1,107,788
GWR Operating Partnership LLP, 10.875%, 2017 (z)		1,370,000	1,363,150
Harrah’s Operating Co., Inc., 11.25%, 2017		1,040,000	1,133,600
Harrah’s Operating Co., Inc., 10%, 2018		679,000	587,335
Harrah’s Operating Co., Inc., 10%, 2018		2,606,000	2,254,190
Host Hotels & Resorts, Inc., 9%, 2017 (n)		650,000	708,500
MGM Mirage, 10.375%, 2014 (n)		260,000	284,700
MGM Mirage, 7.5%, 2016		2,065,000	1,822,363
MGM Mirage, 11.125%, 2017 (n)		640,000	727,200
MGM Mirage, 11.375%, 2018 (n)		2,560,000	2,630,400
MGM Mirage, 9%, 2020 (n)		790,000	829,500
Midwest Gaming, Inc., 11.625%, 2016 (n)		405,000	416,138
MTR Gaming Group, Inc., 9%, 2012		970,000	819,650
Newland International Properties Corp., 9.5%, 2014 (n)		1,948,000	1,770,245
Penn National Gaming, Inc., 8.75%, 2019 (n)		1,340,000	1,396,950
Pinnacle Entertainment, Inc., 7.5%, 2015		1,060,000	1,020,250
Royal Caribbean Cruises Ltd., 7%, 2013		470,000	487,625
Royal Caribbean Cruises Ltd., 11.875%, 2015		1,010,000	1,217,050
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		600,000	618,000
Station Casinos, Inc., 6%, 2012 (d)		2,359,000	171,028
Station Casinos, Inc., 6.5%, 2014 (d)		3,810,000	33,338
Station Casinos, Inc., 6.875%, 2016 (d)		6,275,000	55,220
Station Casinos, Inc., 7.75%, 2016 (d)		821,000	42,076

			$25,950,234

Industrial – 1.3%
Altra Holdings, Inc., 8.125%, 2016 (n)		$900,000	$914,627
Aquilex Corp., 11.125%, 2016 (n)		1,065,000	1,155,525
Baldor Electric Co., 8.625%, 2017		2,180,000	2,305,350
Great Lakes Dredge & Dock Corp., 7.75%, 2013		1,080,000	1,092,150
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		910,000	955,500
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (z)		670,000	671,675

			$7,094,827

Insurance – 1.4%
American International Group, Inc., 8.175%, to 2038, FRN to 2058		$2,535,000	$2,195,944
ING Groep N.V., 5.775% to 2015, FRN to 2049		3,725,000	3,214,414
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		2,000,000	2,340,000

			$7,750,358

Insurance - Property & Casualty – 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$2,355,000	$2,743,575
USI Holdings Corp., 9.75%, 2015 (z)		4,015,000	3,864,438

6

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	$1,230,000	$1,186,950

		$7,794,963

Machinery & Tools – 0.4%
Case Corp., 7.25%, 2016	$670,000	$698,475
Rental Service Corp., 9.5%, 2014	1,630,000	1,674,825

		$2,373,300

Major Banks – 1.7%
Banco Internacional del Peru, 8.5% to 2020, FRN to 2070 (z)	$135,000	$139,050
Banco PanAmericano S.A., 8.5%, 2020 (z)	421,000	417,843
Bank of America Corp., 8% to 2018, FRN to 2055	3,060,000	3,080,410
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	3,795,000	3,985,699
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	825,000	606,375
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	1,255,000	1,073,025

		$9,302,402

Medical & Health Technology & Services – 6.6%
Biomet, Inc., 11.625%, 2017	$2,800,000	$3,136,000
Community Health Systems, Inc., 8.875%, 2015	2,820,000	2,961,000
Cooper Cos., Inc., 7.125%, 2015	320,000	321,200
DaVita, Inc., 6.625%, 2013	748,000	755,480
DaVita, Inc., 7.25%, 2015	1,641,000	1,673,820
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,423,125
HCA, Inc., 9%, 2014	4,680,000	4,843,800
HCA, Inc., 6.375%, 2015	1,480,000	1,441,150
HCA, Inc., 9.25%, 2016	925,000	1,000,156
HCA, Inc., 8.5%, 2019 (n)	1,085,000	1,192,144
HealthSouth Corp., 8.125%, 2020	1,955,000	1,974,550
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	260,000	265,200
Psychiatric Solutions, Inc., 7.75%, 2015	1,005,000	1,025,100
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,836,113
Tenet Healthcare Corp., 9.25%, 2015	2,160,000	2,311,200
U.S. Oncology, Inc., 10.75%, 2014	1,615,000	1,683,638
United Surgical Partners International, Inc., 8.875%, 2017	395,000	411,294
United Surgical Partners International, Inc., 9.25%, 2017 (p)	625,000	656,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,910,000	1,895,675
Universal Hospital Services, Inc., FRN, 3.859%, 2015	590,000	504,450
Vanguard Health Systems, Inc., 8%, 2018 (n)	1,470,000	1,455,300
VWR Funding, Inc., 10.25%, 2015 (p)	2,529,719	2,668,853

		$36,435,498

Metals & Mining – 1.9%
Arch Western Finance LLC, 6.75%, 2013	$1,210,000	$1,219,075
Bumi Capital Pte Ltd., 12%, 2016 (n)	713,000	787,009
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	1,090,000	1,117,250
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	1,090,000	1,122,700
CONSOL Energy, Inc., 8%, 2017 (n)	990,000	1,045,688
CONSOL Energy, Inc., 8.25%, 2020 (n)	660,000	702,900
FMG Finance Ltd., 10.625%, 2016 (n)	1,440,000	1,692,000
Gerdau Holdings, Inc., 7%, 2020 (n)	485,000	507,431
Peabody Energy Corp., 5.875%, 2016	10,000	9,950
Peabody Energy Corp., 7.375%, 2016	840,000	890,400
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	118,000	121,953
Southern Copper Corp., 5.375%, 2020	101,000	101,802
Southern Copper Corp., 6.75%, 2040	326,000	328,584
U.S. Steel Corp., 7.375%, 2020	1,000,000	1,027,500

		$10,674,242

7

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.5%
AmeriGas Partners LP, 7.125%, 2016	$1,515,000	$1,549,088
Ferrellgas Partners LP, 8.625%, 2020	1,345,000	1,368,538

		$2,917,626

Natural Gas - Pipeline – 1.4%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,345,000	$1,324,825
Atlas Pipeline Partners LP, 8.75%, 2018	1,655,000	1,630,175
Crosstex Energy, Inc., 8.875%, 2018 (n)	670,000	696,800
El Paso Corp., 8.25%, 2016	1,230,000	1,334,550
El Paso Corp., 7%, 2017	670,000	688,349
El Paso Corp., 7.75%, 2032	670,000	671,352
MarkWest Energy Partners LP, 6.875%, 2014	1,280,000	1,254,400
MarkWest Energy Partners LP, 8.75%, 2018	300,000	310,875

		$7,911,326

Network & Telecom – 2.2%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$1,489,000	$1,503,890
Cincinnati Bell, Inc., 8.75%, 2018	1,615,000	1,635,188
Citizens Communications Co., 9%, 2031	540,000	545,400
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,037,000	2,182,136
Qwest Communications International, Inc., 8%, 2015 (n)	605,000	648,863
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,320,000	1,362,900
Qwest Corp., 8.375%, 2016	646,000	736,440
Telemar Norte Leste S.A., 9.5%, 2019 (n)	942,000	1,120,980
Windstream Corp., 8.625%, 2016	2,175,000	2,226,656

		$11,962,453

Oil Services – 1.3%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$1,930,000	$1,775,600
Basic Energy Services, Inc., 7.125%, 2016	480,000	426,000
Edgen Murray Corp., 12.25%, 2015 (z)	545,000	536,825
Expro Finance Luxembourg, 8.5%, 2016 (n)	925,000	948,125
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	1,070,000	1,114,138
Pioneer Drilling Co., 9.875%, 2018 (n)	1,085,000	1,117,550
Trico Shipping A.S., 11.875%, 2014 (n)	1,350,000	1,365,188

		$7,283,426

Oils – 0.5%
Alliance Oil Co. Ltd., 9.875%, 2015 (n)	$1,400,000	$1,435,000
Petroplus Holdings AG, 9.375%, 2019 (n)	1,560,000	1,489,800

		$2,924,800

Other Banks & Diversified Financials – 2.9%
Banco ABC Brasil S.A., 7.875%, 2020 (n)	$272,000	$264,520
Banco BMG S.A., 9.95%, 2019 (n)	1,539,000	1,672,054
Banco Votorantim S.A., 7.375%, 2020 (n)	1,291,000	1,329,730
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (z)	1,137,000	1,141,913
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	2,403,000	2,412,011
Capital One Financial Corp., 10.25%, 2039	1,665,000	1,998,000
Citigroup Capital XXI, FRN, 8.3%, 2057	1,900,000	1,900,000
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (z)	1,612,000	1,635,769
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	1,735,000	1,587,525
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,305,000	1,449,311
VTB Capital S.A., 6.465%, 2015 (n)	785,000	794,813

		$16,185,646

Precious Metals & Minerals – 0.3%
Teck Resources Ltd., 10.25%, 2016	$350,000	$421,750
Teck Resources Ltd., 10.75%, 2019	1,110,000	1,381,950

		$1,803,700

8

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 1.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$261,162	$157,742
American Media Operations, Inc., 14%, 2013 (p)(z)	2,671,569	1,545,354
McClatchy Co., 11.5%, 2017 (n)	1,120,000	1,198,400
Morris Publishing Group LLC, 10%, 2014	858,481	809,118
Nielsen Finance LLC, 10%, 2014	1,810,000	1,900,500
Nielsen Finance LLC, 11.5%, 2016	1,010,000	1,146,350
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	1,456,000	1,412,320

		$8,169,784

Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015	$750,000	$793,125

Real Estate – 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,205,000	$1,367,675
Country Garden Holdings Co. Ltd., 11.25%, 2017 (z)	158,000	156,025

		$1,523,700

Retailers – 3.2%
Couche-Tard, Inc., 7.5%, 2013	$635,000	$647,700
Dollar General Corp., 11.875%, 2017 (p)	628,000	737,900
Express Parent LLC, 8.75%, 2018 (n)	820,000	844,600
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	2,345,000	2,233,613
Limited Brands, Inc., 6.9%, 2017	945,000	982,800
Limited Brands, Inc., 6.95%, 2033	540,000	486,000
Macy’s, Inc., 5.75%, 2014	1,210,000	1,265,963
Macy’s, Inc., 5.9%, 2016	1,615,000	1,663,450
Neiman Marcus Group, Inc., 10.375%, 2015	2,650,000	2,792,438
QVC, Inc., 7.375%, 2020 (z)	1,110,000	1,126,650
Sally Beauty Holdings, Inc., 10.5%, 2016	1,590,000	1,745,025
Toys “R” Us, Inc., 7.625%, 2011	550,000	570,625
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,460,000	1,657,100
Toys “R” Us, Inc., 8.5%, 2017 (n)	835,000	883,013

		$17,636,877

Specialty Stores – 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$1,808,000	$1,848,680

Supermarkets – 0.2%
SUPERVALU, Inc., 8%, 2016	$860,000	$875,050

Supranational – 0.0%
Eurasian Development Bank, 7.375%, 2014 (n)	$103,000	$110,725

Telecommunications - Wireless – 3.1%
Alestra S.A. de R.L. de C.V., 11.75%, 2014	$169,000	$191,393
Clearwire Corp., 12%, 2015 (n)	1,825,000	1,893,438
Cricket Communications, Inc., 7.75%, 2016	1,000,000	1,037,500
Crown Castle International Corp., 9%, 2015	855,000	918,056
Crown Castle International Corp., 7.75%, 2017 (n)	665,000	723,188
Crown Castle International Corp., 7.125%, 2019	590,000	592,950
Digicel Group Ltd., 12%, 2014 (n)	362,000	414,490
Digicel Group Ltd., 8.25%, 2017 (n)	1,450,000	1,482,625
Digicel Group Ltd., 10.5%, 2018 (n)	300,000	320,250
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	722,000	756,295
Nextel Communications, Inc., 6.875%, 2013	1,010,000	992,325
NII Holdings, Inc., 10%, 2016 (n)	1,200,000	1,332,000
Pontis Ltd., 6.25%, 2010 (z)	167,000	166,165
SBA Communications Corp., 8.25%, 2019 (n)	405,000	434,363
Sprint Capital Corp., 6.875%, 2028	670,000	582,900
Sprint Nextel Corp., 8.375%, 2017	1,785,000	1,845,244

9

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Nextel Corp., 8.75%, 2032	$650,000	$650,000
Wind Acquisition Finance S.A., 12%, 2015 (n)	2,970,000	3,170,475

		$17,503,657

Telephone Services – 0.5%
Frontier Communications Corp., 8.125%, 2018	$1,480,000	$1,517,000
PT Bakrie Telecom Tbk., 11.5%, 2015 (z)	1,420,000	1,420,000

		$2,937,000

Tobacco – 0.2%
Alliance One International, Inc., 10%, 2016 (n)	$1,140,000	$1,208,400

Transportation - Services – 0.8%
Commercial Barge Line Co., 12.5%, 2017	$2,175,000	$2,381,625
Hertz Corp., 8.875%, 2014	2,045,000	2,111,463

		$4,493,088

Utilities - Electric Power – 3.9%
AES Corp., 8%, 2017	$2,950,000	$3,038,500
Calpine Corp., 8%, 2016 (n)	1,260,000	1,304,100
Colbun S.A., 6%, 2020 (n)	403,000	408,550
Dynegy Holdings, Inc., 7.5%, 2015 (n)	345,000	301,875
Dynegy Holdings, Inc., 7.5%, 2015	1,450,000	1,276,000
Dynegy Holdings, Inc., 7.75%, 2019	2,150,000	1,720,000
Edison Mission Energy, 7%, 2017	4,520,000	3,293,950
Energy Future Holdings Corp., 10%, 2020 (n)	1,270,000	1,333,500
Mirant North America LLC, 7.375%, 2013	665,000	683,288
NGC Corp. Capital Trust, 8.316%, 2027	1,975,000	1,204,750
NRG Energy, Inc., 7.375%, 2016	1,690,000	1,673,100
Texas Competitive Electric Holdings LLC, 10.25%, 2015	6,965,000	5,223,750

		$21,461,363

Total Bonds		$503,517,465

Floating Rate Loans (g)(r) – 2.8%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$923,489	$925,220

Automotive – 0.7%
Accuride Corp., Term Loan B, 3.25%, 2012	$243,284	$243,041
Ford Motor Co., Term Loan, 3.28%, 2013	3,632,715	3,502,166

		$3,745,207

Broadcasting – 0.6%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$545,383	$534,023
Local TV Finance LLC, Term Loan B, 2.3%, 2013	117,553	107,463
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	2,135,540	2,032,323
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	788,102	750,011

		$3,423,820

Building – 0.3%
Roofing Supply Group, Inc., Term Loan B, 7.24%, 2013	$1,725,142	$1,682,013

Financial Institutions – 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015	$253,118	$253,561

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$5,131,694	$316,456

Printing & Publishing – 0.2%
Tribune Co., Term Loan B, 6.5%, 2014 (d)	$1,943,833	$1,256,552

Real Estate – 0.1%
Realogy Corp., Letter of Credit B, 2013 (o)	$170,072	$153,679

10

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Real Estate – continued
Realogy Corp., Term Loan B, 2013 (o)			$631,697	$570,808

				$724,487

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.52%, 2013			$701,942	$672,207

Utilities - Electric Power – 0.5%
TXU Corp., Term Loan B-2, 3.75%, 2014			$1,584,536	$1,297,537
TXU Corp., Term Loan B-3, 3.75%, 2014			1,626,348	1,322,762

				$2,620,299

Total Floating Rate Loans				$15,619,822

Common Stocks – 1.7%
Automotive – 0.1%
Accuride Corp. (a)			281,527	$385,692
Oxford Automotive, Inc. (a)			29	0

				$385,692

Broadcasting – 0.1%
Dex One Corp. (a)			17,085	$517,846
Supermedia, Inc. (a)			2,018	90,608

				$608,454

Cable TV – 0.3%
Cablevision Systems Corp., “A”			60,000	$1,646,400

Chemicals – 0.5%
LyondellBasell Industries N.V., “A” (a)			81,184	$1,810,403
LyondellBasell Industries N.V., “B” (a)			66,217	1,489,883

				$3,300,286

Construction – 0.4%
Nortek, Inc. (a)			47,229	$2,219,763

Containers – 0.1%
Owens-Illinois, Inc. (a)			12,400	$439,456

Energy - Independent – 0.0%
SandRidge Energy, Inc. (a)			490	$3,680

Gaming & Lodging – 0.1%
Ameristar Casinos, Inc.			15,300	$288,099

Printing & Publishing – 0.1%
American Media, Inc. (a)			45,771	$280,118
World Color Press, Inc. (a)			14,240	172,304

				$452,422

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			2,422	$101,724

Total Common Stocks				$9,445,976

Preferred Stocks – 0.4%
Broadcasting – 0.2%
Spanish Broadcasting Systems, Inc., “B”, 10.75%			1,478	$1,034,600

Financial Institutions – 0.2%
GMAC, Inc., 7% (z)			1,596	$1,355,453

Total Preferred Stocks				$2,390,053

	Strike Price	First Exercise
Warrants – 0.0%
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	8,070	$42,368

11

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – continued
Printing & Publishing – continued
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	8,070	$18,561

Total Warrants				$60,929

Convertible Bonds – 0.2%
Automotive – 0.2%
Accuride Corp., 7.5%, 2020			$402,181	$1,029,583

Money Market Funds (v) – 2.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value			11,072,205	$11,072,205

Total Investments				$543,136,033

Other Assets, Less Liabilities – 2.3%				13,048,626

Net Assets – 100.0%				$556,184,659

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $146,170,665, representing 26.3% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045	9/21/04	$898,628	$53,847
Allbritton Communications Co., 8%, 2018	4/22/10	785,000	785,000
American Media Operations, Inc., 9%, 2013	1/30/09 -11/02/09	186,941	157,742
American Media Operations, Inc., 14%, 2013	1/30/09 -11/02/09	1,632,099	1,545,354
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,311,198	75,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.605%, 2038	12/20/05	1,190,988	59,549
Banc of America Commercial Mortgage, Inc., FRN, 6.415%, 2018	6/19/08	2,809,478	1,057,991
Banco Internacional del Peruto 8.5% to 2020, FRN to 2070	4/16/10	135,000	139,050
Banco PanAmericano S.A., 8.5%, 2020	4/19/10	417,527	417,843
Bank of China (Hong Kong) Ltd., 5.55%, 2020	4/12/10	1,131,568	1,141,913
Bonten Media Acquisition Co., 9%, 2015	5/22/07 -12/01/09	2,820,077	1,241,129
Charter Communications Holding Co. LLC, 7.875%, 2018	4/14/10	395,000	401,913
Charter Communications Holding Co. LLC, 8.125%, 2020	4/14/10	265,000	270,963
Country Garden Holdings Co. Ltd., 11.25%, 2017	4/15/10	157,067	156,025
Credit Acceptance Corp., 9.125%, 2017	1/25/10	785,341	841,225
Dominican Republic, 7.5%, 2021	4/29/10	239,000	243,541
Edgen Murray Corp., 12.25%, 2015	4/13/10 - 4/14/10	536,525	536,825
Falcon Franchise Loan LLC, FRN, 3.969%, 2025	1/29/03	139,120	48,014
Fibria Overseas Finance Ltd., 7.5%, 2020	4/29/10	610,678	617,848
Freescale Semiconductor, Inc., 9.25%, 2018	4/07/10	945,000	982,800

12

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
GMAC, Inc., 7% (Preferred Stock)	12/29/08 - 3/12/10	$1,218,188	$1,355,453
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10 - 3/31/10	1,316,316	1,363,150
Gray Television, Inc., 10.5%, 2015	4/21/10	524,763	537,005
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020	4/15/10	1,612,000	1,635,769
Independencia International Ltd., 12%, 2016	5/30/08	872	273
KazMunaiGaz Finance B.V., 7%, 2020	4/28/10	258,379	267,603
LBI Media, Inc., 8.5%, 2017	7/18/07	1,401,185	1,222,974
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 12/15/09	3,198,214	2,299,600
ManTech International Corp., 7.25%, 2018	4/08/10	265,000	270,631
Morgan Stanley Capital I, Inc., 1.258%, 2039	7/20/04	108,169	137,954
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	996,771	989,125
PT Bakrie Telecom Tbk., 11.5%, 2015	4/30/10	1,420,000	1,420,000
Pontis Ltd., 6.25%, 2010	4/14/10	167,000	166,165
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	355
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04 - 1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
QVC, Inc., 7.375%, 2020	3/17/10 - 3/26/10	1,113,319	1,126,650
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018	4/21/10	670,000	671,675
Sociedad Quimica y Minera de Chile, 5.5%, 2020	4/14/10	227,584	227,804
USI Holdings Corp., 9.75%, 2015	9/13/07	3,925,096	3,864,438

Total Restricted Securities			$28,330,702
% of Net Assets			5.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

MFS High Yield Opportunity Fund

Supplemental Information (Unaudited) 4/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

14

MFS High Yield Opportunity Fund

Supplemental Information (Unaudited) 4/30/10 - continued

The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,371,781	$4,711,540	$280,118	$8,363,439
Netherlands	3,300,286	—	—	3,300,286
Canada	233,233	—	—	233,233
Non-U.S. Sovereign Debt	—	36,925,350	—	36,925,350
Corporate Bonds	—	374,658,491	—	374,658,491
Residential Mortgage-Backed Securities	—	59,549	—	59,549
Commercial Mortgage-Backed Securities	—	8,427,913	—	8,427,913
Asset-Backed Securities (including CDOs)	—	804,996	—	804,996
Foreign Bonds	—	83,670,749	—	83,670,749
Floating Rate Loans	—	15,619,822	—	15,619,822
Mutual Funds	11,072,205	—	—	11,072,205

Total Investments	$17,977,505	$524,878,410	$280,118	$543,136,033

Other Financial Instruments
Forward Currency Contracts	$—	$52,537	$—	$52,537

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/10	$131,362
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	148,756
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 4/30/10	$280,118

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at April 30, 2010 is $148,755.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$565,808,429

Gross unrealized appreciation	$35,716,016
Gross unrealized depreciation	(58,388,412)

Net unrealized appreciation (depreciation)	$(22,672,396)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

15

MFS High Yield Opportunity Fund

Supplemental Information (Unaudited) 4/30/10 - continued

(3) Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	1,508,018	6/14/10	$2,060,594	$2,008,057	$52,537

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,088,209	50,478,028	(46,494,032)	11,072,205

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,906	$11,072,205

16

MFS® Municipal High Income Fund

4/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.5%
Airport & Port Revenue – 0.3%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$1,200,000	$661,662
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	300,000	165,396
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	2,480,000	1,367,274
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	885,000	897,682
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	1,740,000	1,774,556

		$4,866,570

General Obligations - General Purpose – 2.0%
Luzerne County, PA, AGM, 6.75%, 2023	$1,230,000	$1,319,913
State of California, 5%, 2034	4,375,000	4,344,288
State of California, 5.5%, 2040	2,125,000	2,204,836
State of California (Veterans), 5.05%, 2036	3,575,000	3,083,152
Texas Department of Transportation, 7%, 2012	69,063	69,171
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,344,784

		$37,366,144

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$1,965,000	$2,131,573
Guam Government, “A”, 7%, 2039	2,060,000	2,245,256
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,630,000	1,365,109

		$5,741,938

General Obligations - Schools – 1.6%
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2031	$2,060,000	$664,329
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2032	2,095,000	635,036
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2033	4,185,000	1,191,428
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2030	4,785,000	1,507,275
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2031	4,280,000	1,257,721
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2032	3,010,000	827,780
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2033	2,965,000	762,509
Hartnell, CA, Community College District, Capital Appreciation (Election of 2002), “D”, 0%, 2039	10,355,000	1,340,351
Kane, Cook & DuPage Counties, IL, AGM, 6.375%, 2011 (c)	1,255,000	1,304,209
Lake Tahoe, CA, Unified School District, Capital Appreciation (Election of 2008), AGM, 0%, 2045	4,240,000	1,152,517
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2030	6,480,000	2,072,174
Los Angeles, CA, Unified School District, “B”, AMBAC, 4.5%, 2031	6,970,000	6,613,763
Los Angeles, CA, Unified School District, “D”, 5%, 2034	705,000	720,017
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	1,475,000	429,505
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,430,320
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	776,416
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,307,682
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,349,197
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,271,527
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,145,588

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
West Contra Costa, CA, Unified School District, Election of 2005, Capital Appreciation, “C”, ASSD GTY, 0%, 2029	$3,665,000	$1,151,360
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	490,161

		$29,400,865

Healthcare Revenue - Hospitals – 30.0%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,716,289
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	6,100,000	6,504,369
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,942,859
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	4,636,735
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	3,360,000	3,582,734
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,499,822
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,216,925
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5.875%, 2024	1,375,000	1,359,765
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	11,230,000	9,770,886
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,622,375
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,421,076
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	2,892,909
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,595,000	1,430,237
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	3,583,004
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,550,000	1,487,101
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	562,896
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	265,116
California Valley Health Systems, COP, 6.875%, 2023 (d)	1,745,000	872,500
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	835,000	838,223
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	3,250,000	3,014,765
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,100,000	848,991
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	755,000	582,611
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	830,000	834,042
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,521,660
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,415,578
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	1,165,000	1,188,184
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,890,000	3,995,263

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	$1,000,000	$1,035,490
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	5,080,792
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	3,800,000	3,826,942
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	7,154,513
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,525,000	3,556,302
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,041,674
Flint, MI, Hospital Building Authority Rev. (Hurley Medical Center), 7.375%, 2035	2,500,000	2,511,150
Flint, MI, Hospital Building Authority Rev. (Hurley Medical Center), 7.5%, 2039	1,750,000	1,757,140
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	1,155,000	1,213,385
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,769,359
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,475,332
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	689,040
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	780,611
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	1,320,000	1,125,392
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,599,652
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	2,250,000	2,313,765
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,611,958
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,720,712
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	4,700,000	4,536,158
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	465,000	460,452
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	2,185,000	2,190,266
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	2,080,000	1,647,734
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	3,873,373
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,404,002
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,866,608
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,005,920
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,453,408
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	2,692,102
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,565,055
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,658,762
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	3,704,960
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,510,000	2,369,691
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	388,814
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,328,071
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	3,011,060
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	2,204,165
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	3,750,000	3,767,550
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,856,160

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	$6,985,000	$6,794,519
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2033	2,000,000	1,860,560
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,000,000	1,831,020
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,721,760
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	3,742,903
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,247,391
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	1,395,000	1,373,140
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,032,301
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,098,067
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	435,000	443,117
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	881,284
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	726,117
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	5,159,271
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	1,992,477
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,480,773
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	828,183
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	3,055,000	2,877,749
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,894,424
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,866,904
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,258,165
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,575,000	7,098,457
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,485,000	6,366,519
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	384,277
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	4,987,926
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	5,015,216
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	3,895,000	3,698,108
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	1,000,000	1,019,930
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	983,503
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	3,530,320

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	$2,960,000	$2,982,585
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,377,452
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	2,305,000	2,020,471
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,430,000	4,698,742
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	508,560
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,100,000	1,100,297
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,465,972
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,551,862
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	764,533
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,355,532
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	2,852,864
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	2,859,808
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,547,964
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	2,890,000	2,653,020
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	5,037,747
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	1,445,000	1,454,306
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,479,839
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	181,193
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	1,000,000	1,048,630
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	510,184
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	982,248
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,305,000	475,875
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	22,690,000	2,108,128
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	8,193,680
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	4,007,040
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	500,000	464,955
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,280,701
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), 6.5%, 2030	1,570,000	1,748,509
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), 6.25%, 2035	975,000	1,066,445
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	655,000	672,272
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	470,000	470,931

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	$1,420,000	$1,422,812
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	900,000	884,295
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,133,784
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	682,468
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	5,053,027
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	2,898,024
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	920,000	908,776
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,054,693
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,022,420
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	3,155,000	2,872,911
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,754,310
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,192,404
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	5,220,000	5,408,442
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	460,000	466,771
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,860,000	2,860,458
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	3,710,000	3,299,934
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,494,160
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,121,046
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,267,259
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 2040 (u)	15,000,000	15,204,150
Salida, CO, Hospital District Rev., 5.25%, 2036	6,045,000	4,858,669
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,391,852
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,181,959
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	501,512
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	835,853
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	830,280
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,398,660
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	840,150
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,400,250
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	812,856
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,638,763
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,545,000	2,485,193

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	$2,725,000	$2,759,635
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	400,000	392,192
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,181,288
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,754,805
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	885,000	888,983
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,799,224
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,288,078
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,295,529
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,120,203
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,011,790
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	3,535,000	3,544,651
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	3,915,000	3,749,004
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,145,712
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	7,330,000	6,544,297
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022	685,000	447,545
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	7,415,000	4,833,023
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	4,500,000	4,540,095
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,390,000	1,397,172
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	4,300,000	4,485,932
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	2,000,000	2,087,140
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	3,245,949
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,269,618
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,676,472
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,933,345
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	666,190
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	3,750,000	3,190,538
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,238,760
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,912,446
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,651,045
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	3,914,587
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,695,000	6,190,408
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,202,433
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	997,170

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	$3,885,000	$3,737,487
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,358,680
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	716,359
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	810,000	809,231
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	4,529,025
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5.625%, 2032	525,000	537,380
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,320,000	3,155,295
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,336,040
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	4,155,000	4,364,911
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	1,102,849
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	6,570,000	5,908,795
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	3,681,496
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	1,125,000	1,140,806
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	1,500,000	855,750
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	142,605

		$548,881,270

Healthcare Revenue - Long Term Care – 10.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$825,000	$828,127
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 6.5%, 2020	1,000,000	923,950
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	5,155,000	4,519,131
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,715,525
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,760,000	3,860,408
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,235,678
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,340,687
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	534,049
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	642,560
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	2,949,150
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,500,450
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	606,004
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	330,000	350,714
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	454,105

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	$985,000	$884,826
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,236,389
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	2,887,145
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,502,055
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	940,000	959,759
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	900,430
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	437,484
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,080,192
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	326,742
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	883,895
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	1,965,000	2,285,334
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	500,940
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	2,500,000	1,800,800
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5.125%, 2042	1,495,000	947,651
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	906,454
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,569,800
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	590,000	612,007
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	3,335,000	3,459,829
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	464,871
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,327,112
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,600,000	1,714,192
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,283,100
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,840,584
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,136,226
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025 (a)	1,510,000	615,068
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,532,284
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,225,328
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	2,200,000	1,551,418
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,087,364
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,224,172
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,410,123
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	790,000	796,209
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,705,000	4,128,519
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,035,671
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,330,000	2,138,870
Iowa Finance Authority, Senior Housing Rev. (Bethany Life Communities), “A”, 5.55%, 2041	770,000	634,603
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,315,674

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	$2,710,000	$1,605,702
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	615,608
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	1,991,576
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,025,843
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,574,671
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,410,650
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,805,000	1,547,336
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	3,980,795
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	968,018
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	235,929
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	699,985
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	1,010,000	1,044,572
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	5,985,000	5,242,860
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	5,835,000	5,831,266
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,705,000	3,152,770
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	750,000	603,930
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,140,684
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	2,610,000	2,452,617
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), “A”, 6.5%, 2027	3,250,000	3,181,783
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	422,669
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,353,230
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,237,367
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	4,000,000	3,042,240
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	729,972
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,480,000	3,061,704
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,502,579
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	1,180,000	957,334
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,446,159
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	310,908
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,159,167
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,055,000	1,664,735
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,390,219
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	470,000	418,742
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	459,355
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,412,182
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	1,690,000	1,175,615

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	$1,590,000	$1,221,041
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	1,940,568
St. John’s County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	1,000,000	804,090
Sterling, IL (Hoosier Care), 7.125%, 2034	1,265,000	1,081,018
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,175,040
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	520,000	517,936
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,515,000	3,440,552
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton Museum Way), 8.25%, 2044	6,750,000	6,673,658
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	1,365,000	1,373,026
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,025,000	2,037,596
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,242,302
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,502,415
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	3,101,143
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	1,080,850
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,900,000	3,895,788
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	502,251
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,060,685

		$187,804,389

Human Services – 1.0%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$3,790,000	$2,848,412
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	1,175,000	832,605
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,600,000	1,471,360
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,167,892
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,074,832
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	85,000	85,197
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,780,916
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	635,000	622,478
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,944,770
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,185,131
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	497,000	496,896

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – continued
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	$955,000	$632,477

		$18,142,966

Industrial Revenue - Airlines – 4.7%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$4,265,000	$2,978,591
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	790,000	587,776
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	1,740,000	1,858,703
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,365,819
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	3,230,000	2,309,192
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	10,677,930
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	2,995,114
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	5,045,000	5,053,375
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	1,315,000	1,316,736
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	7,015,000	7,067,613
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	6,251,209
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	5,940,000	6,030,288
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	21,950,000	22,327,979
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	13,820,000	14,035,454
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), “A”, 8%, 2012	1,235,000	1,270,506

		$86,126,285

Industrial Revenue - Chemicals – 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$1,625,000	$1,564,469
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	4,933,104
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	5,125,000	5,725,548
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	434,283
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,303,389
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	119,894

		$18,080,687

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$5,000,000	$5,013,500
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	576,196
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	2,000,000	2,080,760
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,248,655
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	2,085,160
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	3,060,000	3,071,934
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	2,500,000	2,508,025
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,514,745

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	$4,615,000	$4,403,448

		$24,502,423

Industrial Revenue - Metals – 0.2%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389
Jacksonville, FL, Economic Development Commission, Industrial Development Authority Rev. (Gerdau Ameristeel U.S., Inc.), 5.3%, 2037	4,605,000	3,565,375

		$3,566,810

Industrial Revenue - Other – 2.2%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC), 7.5%, 2018 (d)	$2,955,000	$466,299
Baker, FL, Correctional Development Corp., First Mortgage Rev. (Detention Center Project), 7.5%, 2030 (a)	1,560,000	1,290,978
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	2,500,000	2,012,575
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)	107,091	10,709
Gulf Coast, TX, Industrial Development Authority, Facilities Rev. (Microgy Holdings), 7%, 2036 (a)	792,801	79,280
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,510,500
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	405,000	387,520
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,913,884
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,640,000	2,658,348
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,284,056
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,286,131
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,645,470
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,210,000	4,301,778
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,855,000	1,895,439
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	539,355
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	1,625,000	1,650,090
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,008,220
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	4,000,000	3,847,000
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	4,370,000	4,402,600
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	1,605,000	1,675,540
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	3,130,000	3,156,136

		$41,021,908

Industrial Revenue - Paper – 1.9%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,221,504
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	4,010,000	3,706,323
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,074,700
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,662,128

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$3,100,000	$3,425,314
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,208,416
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	5,135,000	4,979,615
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	2,195,000	2,220,221
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,575,823
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	2,475,000	2,846,250
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	4,000,000	3,668,480
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	2,623,651
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	2,285,910
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	800,000	8,240
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (d)	6,830,000	70,349

		$34,576,924

Miscellaneous Revenue - Entertainment & Tourism – 1.0%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,715,648
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,318,748
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	1,475,000	1,514,235
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,035,000	1,058,339
Harris County-Houston, TX, Sports Authority Rev., NATL, 0%, 2032	6,310,000	1,220,733
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	2,400,000	2,252,424
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	1,157,197	3,472
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	280,000	309,554
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	210,000	230,689
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	830,000	919,001
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,077,624
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,664,446
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	1,555,000	1,337,875

		$18,622,788

Miscellaneous Revenue - Other – 1.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$2,000,000	$2,083,340
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	825,024
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,249,498
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	265,000	211,088
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,254,158
Capital Trust Agency, FL, Fort Lauder dale Project (Cargo Acquisition Co. Obligated Group), 5.75%, 2032	1,000,000	886,930
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,295,000	1,105,049

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	$505,000	$427,397
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	4,945,000	4,947,918
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	1,630,000	1,612,429
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,525,000	1,219,832
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,410,000	3,561,609
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,128,843
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,480,431
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	990,000	966,260
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	575,000	489,647
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	375,720
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,655,000	2,196,163
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	240,000	209,090

		$33,230,426

Multi-Family Housing Revenue – 0.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$628,656
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	877,497
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,348,820
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 3.4%, 2037 (q)	3,850,000	2,546,583
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	5,762,502	5,475,875
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,310,360
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,040,100
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,346,245

		$14,574,136

Sales & Excise Tax Revenue – 0.5%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$570,000	$538,644
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	3,150,000	3,640,991
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	1,661,446
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	2,514,467

		$8,355,548

Single Family Housing - Local – 0.3%
Cook County, IL, Single Family Mortgage Rev., Capital Appreciation, “A”, 0%, 2015	$35,000	$9,914
Corpus Christi, TX, Housing Finance Corp., Single Family Mortgage Rev., 0%, 2011 (a)	1,090,000	75,864
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	115,000	121,184
Jefferson County, TX, Housing Finance Corp., NATL, 0%, 2015	375,000	210,428
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	310,000	327,593
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	30,000	31,753
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	90,000	73,209
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	170,000	175,095
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	600,000	608,766
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	295,000	311,727

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	$180,000	$182,360
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	780,000	796,052
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	480,000	496,622
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	540,000	551,016
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	1,185,000	1,258,399
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	370,000	378,654
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	525,000	543,386

		$6,152,022

Single Family Housing - State – 0.7%
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	$220,000	$223,278
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	7,000	7,046
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	240,000	251,014
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	370,000	391,183
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	345,000	370,951
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	85,000	88,468
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	35,000	36,023
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	1,095,000	1,123,558
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	775,000	802,133
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,440,000	1,458,374
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	1,305,000	1,355,556
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	55,000	56,678
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	225,000	225,833
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	190,000	196,061
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	185,000	193,011
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	2,240,000	2,372,877
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	90,000	91,024
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	70,000	72,084
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	1,155,000	1,215,187
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	345,000	353,535
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	210,000	210,914
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	115,000	119,214
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,180,000	2,216,341

		$13,430,343

Solid Waste Revenue – 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,911,661
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	1,753,320
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	5,425,000	5,080,730
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	650,000	689,085

		$11,434,796

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$871,740
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,312,072
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,275,188

		$7,459,000

State & Local Agencies – 1.8%
Acton-Agua Dulce, CA, Unified School District, Capital Appreciation, Election of 2008, AGM, 0%, 2039	$7,550,000	$1,215,701
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,448,682
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.297%, 2018	200,000	218,374
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,230,000	1,343,000
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 1.113%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.526%, 2018 (p)	150,000	177,561
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	250,000	246,493
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	951,950
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,540,000	6,983,397
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	8,795,000	8,026,933
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
“A-1”, AMBAC, 0% to 2010, 4.6% to 2023	1,185,000	1,056,025
Harris County, TX, 5.8%, 2014	725,397	726,921
Harris County, TX, 5.625%, 2020	1,862,265	1,765,297
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	4,000,000	4,101,840
Northumberland County, PA (County Careers & Arts Center), 6.65%, 2020	930,000	929,963
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)	1,000,000	1,026,710
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,114,728

		$33,383,575

Student Loan Revenue – 0.4%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,646,513
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	4,010,000	4,267,763
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	264,768

		$7,179,044

Tax - Other – 0.3%
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	$4,000,000	$4,240,200
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	1,590,000	1,742,894

		$5,983,094

Tax Assessment – 4.7%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,120,360
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,425,000	725,681
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,775,000	1,026,465
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	630,000	469,438
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,273,600
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,308,521
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	1,940,000	1,445,164
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,617,524

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	$1,860,000	$1,756,900
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	610,000	585,149
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	536,721
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	550,000	365,530
Concorde Estates Community Development District, FL, “B”, 5%, 2011 (d)	385,000	144,375
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038	2,600,000	1,190,800
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,685,000	1,489,987
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	709,553
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	2,600,000	2,256,878
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,710,000	1,085,765
Fishhawk Community Development District, FL, 7.04%, 2014	550,000	529,804
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	605,000	303,813
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	3,685,000	2,376,383
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	25,000	24,831
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	920,462
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,040,000	1,646,933
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,825,000	1,659,272
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2013 (d)	640,000	384,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	2,862,000	1,725,156
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,620,000	1,291,869
Landmark At Doral Community Development District, FL, Special Assessment, “B”, 5.2%, 2015 (d)	2,000,000	662,380
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,575,000	1,052,840
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	899,123
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	4,070,000	2,703,823
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,895,000	1,609,177
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,495,000	1,416,617
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	720,000	681,905
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 4.8%, 2026	1,215,000	990,893
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	500,000	392,035
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	1,434,970
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	1,360,000	436,288
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	1,080,000	989,561
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	200,000	183,252
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	798,966
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	685,000	504,407
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	740,000	674,517
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,503,262

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	$1,500,000	$1,228,935
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,875,000	2,875,909
Overland Park, KS, Transportation Development District (Grass Creek Project), 4.85%, 2016	521,000	422,010
Overland Park, KS, Transportation Development District (Grass Creek Project), 5.125%, 2028	1,155,000	756,525
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	588,729
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (a)	895,000	268,500
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (d)	1,000,000	300,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	1,015,000	819,968
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	570,000	549,212
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,225,000	701,790
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	2,720,000	1,979,507
Paseo, FL, Community Development District Capital Improvement Rev., “B”, 4.875%, 2010 (d)	2,625,000	446,250
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	648,409
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	4,405,000	881,000
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	470,000	351,255
Sarasota, FL, National Community Development District, Special Assessment, 5.3%, 2039 (a)	3,215,000	1,060,307
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	1,954,800
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	565,000	515,094
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,700,000	2,216,133
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,770,000	1,112,534
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	1,975,000	856,893
Stoneybrook South Community Development District, FL, Special Assessment, “B”, 5.45%, 2015	2,000,000	907,860
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	1,334,320
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	884,745
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	3,141,626
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	1,670,964
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,080,000	1,167,130
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,080,000	1,591,845
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	790,000	459,677
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	625,000	518,081
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,580,000	831,981
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	1,875,000	1,615,163
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	1,090,000	412,729

		$85,974,831

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 6.9%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$495,000	$549,970
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	7,250,000	7,773,160
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	5,510,000	5,051,017
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	21,750,000	18,348,735
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,504,803
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	780,000	601,419
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	10,435,000	7,804,128
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	11,765,000	9,666,830
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0% to 2012, 6.25% to 2037	11,535,000	7,990,064
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	1,525,000	1,130,742
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,670,000	3,613,225
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,690,000	2,718,918
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	873,761
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	3,473,950
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,586,380
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	525,000	422,977
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset
Backed, Capital Appreciation, “C-1”, 0%, 2036	11,775,000	1,122,511
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,706,499
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	4,915,000	4,916,032
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	6,683,012
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	12,815,000	9,771,950
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,910,000	2,050,290
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	52,864
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	10,335,000	7,165,256
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	7,265,000	748,513
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	5,640,000	370,210
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	3,725,000	3,964,480
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	5,035,000	3,452,197
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	915,000	942,834
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	4,988,446

		$127,045,173

Toll Roads – 1.8%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$12,305,000	$4,049,576
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	6,095,000	6,617,098
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0%, 2033	11,590,000	8,638,143
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2011 (c)(f)	13,400,000	13,331,794

		$32,636,611

Transportation - Special Tax – 0.4%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$6,000,000	$6,931,920

Universities - Colleges – 9.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	$1,305,000	$1,343,380
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,039,560

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$3,530,000	$3,231,574
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	912,250
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	4,846,213
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,346,030
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,660,000	1,299,216
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,036,472
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,935,000	2,080,396
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	1,987,349
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,199,839
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,261,440
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,589,270
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	510,000	551,162
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	250,000	262,275
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,611,900
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,498,999
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,078,092
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	526,071
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,251,925
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	9,150,000	10,498,619
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	1,300,000	1,321,164
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,827,750
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,736,549
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,845,000	6,050,335
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018	1,000,000	989,460
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,305,967
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,523,655
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,031,023
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	726,712
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	420,347
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,187,250
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,430,912
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	6,443,182
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	4,315,000	4,061,192
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,672,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,672,000
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	21,695,800
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,650,482

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	$4,280,000	$4,904,538
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,580,000	2,473,936
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,306,539
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	476,648
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	1,920,015
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	962,455
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,218,590
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,595,034
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,532,035
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	2,634,660
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	712,868
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,439,736

		$180,374,866

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,345,000	$1,903,014
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,148,673
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,686,825
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,335,000	1,349,018

		$7,087,530

Universities - Secondary Schools – 1.8%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,655,000	$5,545,632
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,630,000	1,751,728
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	3,858,418
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,690,000	2,676,954
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,662,802
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	815,000	570,989
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,726,780
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,238,856
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,330,535
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)	985,000	502,793
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	460,000	208,808
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	421,326
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	550,627

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	$2,450,000	$2,399,702
Philadelphia, PA, Authority for Industrial Development Rev. (Mast Charter School), 6%, 2035	470,000	472,087
State of Texas Public Finance Authority Charter School Finance Corp. Rev. (Cosmos Foundation, Inc.), “A”, 6.2%, 2040	2,000,000	1,989,000
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,439,767
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,065,000	832,542
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	2,289,699

		$32,469,045

Utilities - Cogeneration – 0.1%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$360,000	$360,950
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,495,000	1,350,209
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	800,000	776,408

		$2,487,567

Utilities - Investor Owned – 4.7%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 8.25%, 2030	$1,000,000	$644,630
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	3,465,000	3,373,871
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	310,000	230,897
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	1,398,779
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	270,000	275,692
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	2,139,859
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	3,240,000	3,249,947
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	4,500,000	4,512,195
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	1,390,000	1,393,767
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	5,985,000	6,482,054
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	2,039,222
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	728,456
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,345,933
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	4,025,000	3,883,763
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,824,304
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	1,050,000	1,159,799
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	2,100,000	2,345,910
Ohio Air Quality Development Authority Rev. (Columbus Southern Power Co.), “B”, 5.8%, 2038	1,725,000	1,798,226
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,694,762
Ohio Air Quality Development Authority Rev. (Ohio Valley Electric Corp.), “E”, 5.625%, 2019	2,610,000	2,733,062
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,748,077
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,871,797
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	8,186,420
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,980,000	2,987,063

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	$5,430,000	$5,478,436
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	545,000	546,831
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	2,635,000	2,559,876
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	1,255,000	670,685
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	2,250,000	2,190,825
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	6,300,000	6,647,319
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	1,805,000	1,810,920
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	2,605,000	2,204,585

		$85,157,962

Utilities - Municipal Owned – 0.3%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$1,665,000	$1,758,223
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	3,000,000	2,943,750

		$4,701,973

Utilities - Other – 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,310,278
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	5,566,425
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,206,655
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	1,760,000	1,846,786
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,000,000	4,355,520
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	4,515,000	4,913,088
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	3,999,640
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	6,085,775
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	4,910,000	4,417,380
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	2,000,000	1,992,560
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	5,555,000	5,455,788
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,225,000	2,159,452
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	3,215,000	3,078,780
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,665,000	1,566,832

		$48,954,959

Water & Sewer Utility Revenue – 1.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,182,763
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,641,701
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,273,903
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	7,525,367
Massachusetts Water Pollution Abatement, 5.25%, 2028	4,000,000	4,775,480
Seattle, WA, Water System Rev., Refunding & Improvement, 5.25%, 2033	5,000,000	5,353,700

		$26,752,914

Total Municipal Bonds		$1,840,459,302

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	24,430,893	$24,430,893
Total Investments		$1,864,890,195

Other Assets, Less Liabilities – (1.8)%		(33,117,446)

Net Assets – 100.0%		$1,831,772,749

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,468,685, representing 1.1% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,310,360
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	2,000,000	1,040,100

Total Restricted Securities			$2,350,460
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 4/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,840,459,302	$—	$1,840,459,302
Mutual Funds	24,430,893	—	—	24,430,893
Total Investments	$24,430,893	$1,840,459,302	$—	$1,864,890,195

Other Financial Instruments
Futures	$(1,039,462)	$—	$—	$(1,039,462)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,875,473,793

Gross unrealized appreciation	$85,551,814
Gross unrealized depreciation	(148,694,289)

Net unrealized appreciation (depreciation)	$(63,142,475)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 4/30/10 - continued

(3) Derivative Contracts at 4/30/10

Futures Contracts Outstanding at 4/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	157	$18,511,281	Jun-10	$(133,018)
U.S. Treasury Bond 30 yr (Short)	USD	321	38,219,063	Jun-10	(906,444)

					$(1,039,462)

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	21,097,654	64,913,652	(61,580,413)	24,430,893

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,939	$24,430,893

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.